Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TNK
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	71,091,030
Class B [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	12,500,000

CONSOLIDATED STATEMENTS OF LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Time charter revenues (note 14b)	$ 123,364	$ 155,591	$ 157,595
Net pool revenues (note 14b and 14e)	62,328	48,158	74,587
Voyage charter revenues	238		2,871
Interest income from investment in term loans (note 5)	11,499	11,323	5,297
Total revenues	197,429	215,072	240,350
OPERATING EXPENSES
Voyage expenses (note 14b and 14e)	4,618	3,449	5,301
Vessel operating expenses (notes 14b and 14c)	89,215	84,089	81,650
Time-charter hire expense	3,950	4,046
Depreciation and amortization	72,365	74,482	77,317
General and administrative (notes 14b and 14d)	14,930	16,125	16,620
Vessel impairment and net loss on sale of vessels (note 18)	352,546	58,034	1,864
Goodwill impairment charge (note 7)		19,294
Total operating expenses	537,624	259,519	182,752
(Loss) income from operations	(340,195)	(44,447)	57,598
OTHER ITEMS
Interest expense (note 14b)	(20,009)	(40,539)	(51,140)
Interest income	50	71	100
Realized and unrealized loss on derivative instruments (note 10)	(7,963)	(27,783)	(28,684)
Other expenses (note 11)	(2,064)	(377)	(1,016)
Total other items	(29,986)	(68,628)	(80,740)
Net loss	$ (370,181)	$ (113,075)	$ (23,142)
Per common share amounts:
Basic and diluted (loss) earnings (note 17)	$ (4.54)	$ (0.15)	$ 0.37
Cash dividends declared	$ 0.4	$ 0.83	$ 1.28
Weighted-average number of Class A and Class B common shares outstanding
Basic and diluted (note 17)	79,539,605	60,770,525	42,330,038

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 26,341	$ 18,566
Pool receivables from affiliates, net (note 14e)	9,101	4,360
Accounts receivable	4,523	2,185
Interest receivable on investment in term loans (note 5)	1,565	1,754
Vessels held for sale (note 18a and 20)	9,114
Due from affiliates (note 14c)	24,787	166,346
Prepaid expenses	9,714	6,259
Investment in term loans (note 5)	117,820
Other current assets		308
Total current assets	202,965	199,778
Vessels and equipment
At cost, less accumulated depreciation of $203.6 million (2011 - $365.1 million) (note 18a)	885,992	1,310,496
Investment in term loans (note 5)		116,844
Loan to joint venture (note 6)	9,830	9,830
Other non-current assets	6,869	4,521
Total assets	1,105,656	1,641,469
Current
Accounts payable	3,346	4,364
Accrued liabilities (notes 8 and 14c)	17,882	14,527
Current portion of long-term debt (note 9)	25,246	26,268
Current portion of derivative instruments (note 10)	7,200	6,652
Deferred revenue	4,564	3,709
Due to affiliates (note 14c)	3,592	91,200
Other current liabilities		115
Total current liabilities	61,830	146,835
Long-term debt (note 9)	710,455	882,462
Derivative instruments (note 10)	26,431	28,559
Other long-term liabilities (note 11)	4,757	5,449
Total liabilities	803,473	1,063,305
Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital (300 million shares authorized, 71.1 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2012 and 49.4 million Class A and 12.5 million Class B shares issued and outstanding as of December 31, 2011) (notes 3 and 13)	672,560	588,441
Accumulated deficit	(370,377)	(99,070)
Dropdown Predecessor equity (note 1)		88,793
Total equity	302,183	578,164
Total liabilities and equity	$ 1,105,656	$ 1,641,469

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated depreciation on vessels and equipment	$ 203.6	$ 365.1
Common stock, shares authorized	300,000,000	300,000,000
Class A [Member]
Common stock, shares authorized	200,000,000
Common stock, shares issued	71,100,000	49,400,000
Common stock, shares outstanding	71,100,000	49,400,000
Class B [Member]
Common stock, shares authorized	100,000,000
Common stock, shares issued	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss	$ (370,181)	$ (113,075)	$ (23,142)
Non-cash items:
Depreciation and amortization	72,365	74,482	77,317
Unrealized (gain) loss on derivative instruments	(1,580)	(11,238)	13,825
Vessel impairment and net loss on sale of vessels (note 18)	352,546	58,034	1,864
Goodwill impairment charge (note 7)		19,294
Other	1,189	553	(190)
Change in non-cash working capital items related to operating activities (note 16)	(19,794)	(833)	(1,961)
Expenditures for dry docking	(7,003)	(3,197)	(9,311)
Net operating cash flow	27,542	24,020	58,402
FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	15,000	185,000
Repayments of long-term debt	(13,522)	(1,800)	(3,150)
Prepayment of long-term debt	(60,000)	(118,328)	(33,050)
Proceeds from long-term debt of Dropdown Predecessor (note 1)	2,312	269,874	55,604
Repayment from long-term debt of Dropdown Predecessor (note 1)	(10,372)	(18,567)	(18,567)
Prepayment of long-term debts of Dropdown Predecessor (note 1)	(15,000)		(173,464)
Esther Spirit LLC and Iskmati Spirit LLC from Teekay Corporation (note 1)			(244,185)
Acquisition of 13 vessels from Teekay Corporation (note 1)	(9,509)
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)	9,507	69,169	(35,691)
Net advances from (to) affiliates (note 1)	16,913	(287,101)	168,215
Proceeds from issuance of Class A common stock (note 3)	69,000	112,054	211,978
Shares issuance costs	(3,229)	(4,949)	(9,395)
Cash dividends paid	(32,231)	(51,358)	(55,244)
Net financing cash flow	(13,905)	(16,006)	48,051
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment			35,396
Expenditures for vessels and equipment	(2,518)	(4,337)	(11,987)
Advances to joint venture			(9,830)
Investment in joint venture	(3,344)
Investment in term loans			(115,575)
Net investing cash flow	(5,862)	(4,337)	(101,996)
Increase in cash and cash equivalents	7,775	3,677	4,457
Cash and cash equivalents, beginning of the year	18,566	14,889	10,432
Cash and cash equivalents, end of the year	$ 26,341	$ 18,566	$ 14,889

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total USD ($)	Dropdown Predecessor [Member] USD ($)	Common Stock and Paid-in Capital [Member]	Accumulated Deficit [Member] USD ($)	Class A [Member] Common Stock and Paid-in Capital [Member] USD ($)	Class B [Member] Common Stock and Paid-in Capital [Member] USD ($)
Balance at Dec. 31, 2009	$ 802,208	$ 595,937		$ (40,482)	$ 246,628	$ 125
Balance, shares at Dec. 31, 2009			32,000
Net loss	(23,142)	(38,704)		15,562
Net change in parent's equity from Dropdown Predecessor	(241,430)	(241,430)
Proceeds from issuance of Class A common shares, net of offering costs	234,583				234,583
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			19,987
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, and Kaveri Spirit LLC from Teekay Corporation(note 1)	(168,684)	(204,068)		35,384
Acquisition of Esther Spirit LLC, and Iskmati Spirit LLC from Teekay Corporation (note 1)	(107,500)	(113,633)		6,133
Dividends declared	(55,244)			(55,244)
Balance at Dec. 31, 2010	440,791	(1,898)		(38,647)	481,211	125
Balance, shares at Dec. 31, 2010			51,987
Net loss	(113,075)	(104,010)		(9,065)
Net change in parent's equity from Dropdown Predecessor	194,701	194,701
Proceeds from issuance of Class A common shares, net of offering costs	107,105				107,105
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			9,890
Dividends declared	(51,358)			(51,358)
Balance at Dec. 31, 2011	578,164	88,793		(99,070)	588,316	125
Balance, shares at Dec. 31, 2011			61,877
Net loss	(370,181)	(9,163)		(361,018)
Net change in parent's equity from Dropdown Predecessor	70,404	70,404
Proceeds from issuance of Class A common shares, net of offering costs	65,771				65,771
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			17,250
Acquisition of interest in 13 vessels from Teekay Corporation (note 1)	(9,744)	(150,034)		121,942	18,348
Acquisition of interest in 13 vessels from Teekay Corporation (note 1), Shares			4,464
Dividends declared	(32,231)			(32,231)
Balance at Dec. 31, 2012	$ 302,183			$ (370,377)	$ 672,435	$ 125
Balance, shares at Dec. 31, 2012			83,591

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from issuance of offering costs	$ 3,229	$ 4,949	$ 9,395

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Nature of operations

The Company (as defined below) is engaged in the international marine transportation of crude oil and refined petroleum products through the operation of its oil and product tankers. The Company’s revenues are earned in international markets.

Basis of presentation and consolidation principles

During October 2007, Teekay Corporation (Teekay) formed Teekay Tankers Ltd., a Marshall Islands corporation (together with its wholly owned subsidiaries and the Dropdown Predecessor, as described below, collectively the Company), to acquire from Teekay Corporation a fleet of nine double-hull Aframax-class oil tankers in connection with the Company’s initial public offering (or IPO).

The consolidated financial statements reflect the financial position, results of operations and cash flows of Teekay Tankers Ltd., its wholly-owned subsidiaries and the Dropdown Predecessor. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) and all significant intercompany balances and transactions have been eliminated upon consolidation.

Dropdown Predecessor

The Company accounts for the acquisition of interests in vessels from Teekay as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The proceeds paid by the Company over or under Teekay’s historical cost in the acquired vessels are accounted for as a return of capital to or contribution of capital from Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations. As a result, the Company’s financial statements prior to the date the interests in these vessels were actually acquired by the Company are retroactively adjusted to reflect these vessels and their related operations and cash flows (referred to herein, collectively, as the Dropdown Predecessor) during the periods under common control of Teekay.

During June 2012, the Company acquired from Teekay seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap, for an aggregate price of approximately $454.2 million, including the assumption of outstanding debt of approximately $428.1 million (or the 2012 Acquired Business). Ten of the vessels were acquired on June 15, 2012 and the remaining three were acquired on June 26, 2012. As consideration for this acquisition, the Company issued to Teekay 4.5 million Class A common shares and made a cash payment of $1.1 million to Teekay. The 4.5 million Class A common shares had an approximate value of $25.0 million, or $5.60 per share, when the purchase price was agreed to between the parties and a value of $18.3 million, or $4.11 per share, on the acquisition closing date. The purchase price, for accounting purposes, is based upon the value of the Class A common shares on the acquisition closing date. Consequently, common stock and additional paid in capital and accumulated deficit are both $6.7 million lower than if the value of the shares had remained unchanged from when the purchase price was agreed to between the parties. In addition, the Company reimbursed Teekay for $8.4 million of working capital it assumed from Teekay in connection with the 2012 Acquired Business. Teekay has granted the Company a right of first refusal on certain conventional tanker opportunities developed by Teekay prior to June 15, 2015. Teekay prepaid $106.9 million of long term debt of the 2012 Acquired Business on the date of acquisition. The acquisition of the 2012 Acquired Business was accounted for as a reorganization between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2012, 2011 and 2010 reflect the 2012 Acquired Business as if the Company had acquired the 2012 Acquired Business when the 13 vessels began their respective operations under the ownership of Teekay. All 13 vessels began operations prior to the periods covered by these consolidated financial statements and, consequently, are reflected in all periods presented. The effect of adjusting the Company’s financial statements to account for the 2012 Acquired Business is contained in Note 20.

During 2010, the Company acquired five conventional tankers from Teekay. On April 14, 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax-class tanker, the Kaveri Spirit and Yamuna Spirit, respectively. The April 2010 acquisition included Teekay’s rights and obligations under a time-charter contract on the Yamuna Spirit. On May 11, 2010, the Company acquired from Teekay a third subsidiary, Helga Spirit L.L.C. which owns an Aframax tanker, the Helga Spirit. Immediately preceding the sale of the Helga Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Helga Spirit to the Helga Spirit L.L.C. The May 2010 acquisition included Teekay’s rights and obligations under the charter on the Helga Spirit. On November 8, 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C and Iskmati Spirit L.L.C., which own an Aframax-class tanker and a Suezmax-class tanker, the Esther Spirit and Iskmati Spirit, respectively. See also Note 14(a). Immediately preceding the sale of the Esther Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Esther Spirit to the Esther Spirit L.L.C. The November 2010 acquisition included Teekay’s rights and obligations under the charter on the Esther Spirit. All five transactions were accounted for as reorganizations between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2010 reflect the Iskmati Spirit, Kaveri Spirit, and the Yamuna Spirit and their related operations as if the Company had acquired the three Suezmax vessels on August 1, 2007, and the Esther Spirit and Helga Spirit Aframax tankers on July 1, 2004 and January 6, 2005, respectively, when they began respective operations under the ownership of Teekay.

The effect of adjusting the Company’s financial statements to account for these common control exchanges decreased the Company’s net income for the years ended December 31, 2012, 2011 and 2010 by $9.2 million, $104.0 million, $38.7 million, respectively. The adjustments for the Dropdown Predecessor increased the Company’s revenues for the years ended December 31, 2012, 2011 and 2010 by $42.2 million, $94.1 million and $123.9 million, respectively.

The accompanying consolidated financial statements include the financial position, results of operations and cash flows of the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses and interest expense of the Dropdown Predecessor were not identifiable as relating solely to the each specific vessel. General and administrative expenses (consisting primarily of salaries, share-based compensation, and other employee-related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay’s total ship-operating (calendar) days for the period presented. During the years ended December 31, 2012, 2011 and 2010, $2.6 million, $7.5 million and $10.2 million of general and administrative expenses were attributable to the Dropdown Predecessor, respectively. In addition, the Dropdown Predecessor includes debt of Teekay which has been recorded on a pushed-down basis in the amount of $108.7 million as at December 31, 2011 . This debt was assumed by Teekay concurrently with the dropdown. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay based upon the weighted-average outstanding balance of the push-down debt and the weighted-average interest rate outstanding on Teekay’s loan facilities that were used to finance these loans. During the years ended December 31, 2012, 2011 and 2010, $11.7 million, $36.4 million and $45.9 million of interest expense, respectively, was attributable to the Dropdown Predecessor. Management believes these allocations reasonably present the interest expense and the general and administrative expenses of the Dropdown Predecessor.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay to the Dropdown Predecessor and such estimates may not be reflective of what actual results would have been if the Dropdown Predecessor had operated independently.

Currency translation

The Company’s functional currency is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other income (expenses) in the accompanying consolidated statements of income.

Operating revenues and expenses

The Company recognizes revenues from time charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenues when the contingency is resolved. All revenues from voyage charters are recognized on a percentage of completion method. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters, its customers pay voyage expenses under time charters. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters and for vessels which earn net pool revenue, as described below. Voyage expenses and vessel operating expenses are recognized when incurred.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The agreed formula used to allocate net pool revenues varies between pools; however, the formula generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels’ differing capacities and performance capabilities. The same revenue and expense recognition principles stated above are applied in determining the net pool revenues of the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in pool receivables from affiliates.

Share-based compensation

The Company may grant, commencing in 2013, restricted stock units as incentive-based compensation to certain employees of Teekay who support the operations of the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it is a single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award. The Company may also grant restricted stock awards as incentive-based compensation to non-management directors, which are expensed immediately (see Note 13).

Cash and cash equivalents

The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There are no significant amounts recorded as allowance for doubtful accounts as at December 31, 2012 and 2011.

Investment in term loans and other loan receivables.

The Company’s investment in term loans and loan to joint venture are recorded at cost. The premium paid over the outstanding principal amount is amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the statement of income.

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2012 $	December 31, 2011 $

Investment in term loans and interest receivable	Collateral	Performing (1)	119,385	118,598
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			129,215	128,428

(1)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreement from cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, which are two 2010-built Very Large Crude Carriers (VLCCs). (See Note 5).

Investment in joint venture

The Company’s investment in a joint venture relates to a 50% interest in a VLCC newbuilding and is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s statement of income. The Company’s maximum exposure to loss is the amount it has invested in these joint ventures.

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor and excluding amortization of dry-docking costs) for the years ended December 31, 2012, 2011 and 2010 totaled $63.4 million, $65.8 million and $69.0 million, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table presents a summary of the Company’s balances on dry-docking costs, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012 $	2011 $	2010 $

Balance as at January 1,	20,945	26,406	28,143
Cost incurred for dry docking	7,003	3,197	9,311
Dry dock amortization	(8,959)	(8,658)	(8,254)
Vessel sales/held for sale (note 18)	(317)	—	(2,794)

Balance as at December 31,	18,672	20,945	26,406

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company.

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are capitalized and presented as other non-current assets. Debt issuance costs of revolving credit facilities and term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Income taxes

The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Excluding freight taxes, the Company has incurred no income taxes for the years ended December 31, 2012, 2011 and 2010. The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands and qualify for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each quarter, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gains or losses are dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of loss. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of loss. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of loss. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of loss.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB)ASC 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps are recorded in realized and unrealized loss on derivative instruments in the Company’s consolidated statements of loss.

Earnings (loss) per share

Earnings (loss) per share is determined by dividing (a) net income (loss) of the Company after (adding) deducting the amount of net (loss) income attributable to the Dropdown Predecessor by (b) the weighted-average number of shares outstanding during the applicable period. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements
2.	Recent Accounting Pronouncements

In January 2012, the FASB issued amendments to FASB ASC 820, Fair Value Measurement, which clarify or change the application of existing fair value measurements, including that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

Public Offerings	12 Months Ended
Dec. 31, 2012
Public Offerings
3.	Public Offerings

The following table summarizes the issuances of common shares over the three years ending December 31, 2012:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay Corporation’s Ownership After the Offering	Use of Proceeds

April 2010	11,391,744	(1)	$12.25	139,549	134,920	37.1%	Acquisition of conventional tankers
October 2010	8,595,000		$12.15	104,429	99,663	31.0%	Prepayment of revolving credit facilities
February 2011	9,890,000		$11.33	112,054	107,105	26.0%	Prepayment of revolving credit facilities
February 2012	17,250,000		$4.00	69,000	68,531	20.4%	Prepayment of revolving credit facilities
June 2012	4,464,286	(2)	$4.11	18,348	18,348	24.6%	Acquisition of conventional tankers

(1)	Includes 2.6 million unregistered shares of Class A common stock issued to Teekay Corporation at a price per share equal to the offering price, which represented $32.0 million of the purchase price for the Company’s acquisition of the Kaveri Spirit L.L.C., Yamuna Spirit L.L.C. and Helga Spirit L.L.C..
(2)	Represents unregistered shares Class A common stock issued to Teekay Corporation as partial consideration for the Company’s acquisition of the 2012 Acquired Business, which had an approximate value of $25.0 million when the purchase price was agreed between the two parties.

Business Operations	12 Months Ended
Dec. 31, 2012
Business Operations
4.	Business Operations

Significant Customers

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues for its sole operating segment during the periods presented. Revenues from customers attributable to the Dropdown Predecessor are included in the table.

	Year Ended December 31,
	2012		2011		2010
ConocoPhillips	$31.8 million		$33.1 million		$42.0 million
Statoil ASA	$27.3 million		$23.7 million			(1)
Hyundai Merchant Marine Co. Ltd.		(1)	$22.5 million			(1)
Petroleo Brasileiro S.A.		(1)		(1)	$27.5 million
Valero Energy Corporation		(1)		(1)	$23.9 million

(1)	Less than 10% of the consolidated revenues

Concentration of Credit Risk

There is a concentration of credit risk with respect to the total amounts due from affiliates and pool receivables from affiliates with 83% of the total amounts being due from affiliates of Teekay Corporation as at December 31, 2012 (see Note 14e). The Company also relies on Teekay Chartering Ltd., a wholly-owned subsidiary of Teekay Corporation, to actively manage and administer all voyage-related functions for vessels on time charter contracts, and trading in the Teekay Aframax Pool (a vessel pooling arrangement of Aframax tankers), and the Taurus Tankers LR2 Pool (a vessel pooling arrangement of product tankers).

There is a concentration of credit risk with respect to the investment in term loans where the Company could potentially be exposed to a loss in the event the borrower of the term loans defaults on interest and principal payments and the value of the collateral is insufficient to recover any outstanding principal and interest.(See Note 5).

Investment in Term Loans	12 Months Ended
Dec. 31, 2012
Investment in Term Loans
5.	Investment in Term Loans

In July 2010, the Company acquired two term loans with a total principal amount outstanding of $115.0 million for a total cost of $115.6 million (the Loans). The Loans bear interest at an annual interest rate of 9% per annum and include a repayment premium feature which provides a total investment yield of approximately 10% per annum. As at December 31, 2012 and 2011, $1.6 million and $1.8 million, respectively, were recorded as interest receivable from the investment in these term loans. The 9% interest income is received in quarterly installments and the Loans and repayment premium are payable in full at maturity in July 2013 when the repayment premium of 3% is calculated on the principal amount of the Loan outstanding at maturity. As at December 31, 2012 and 2011, the repayment premium included in the principal balance was $2.7 million and $1.5 million, respectively. Interest income in respect of the Loans is included in revenues in the consolidated statements of loss. The Loans are collateralized by first priority mortgages on two 2010-built VLCCs owned by a shipowner based in Asia, together with other related security. The Loans can be repaid prior to maturity, at the option of the borrower. The maximum potential loss is the Company’s original investment of $115.6 million plus any unpaid interest less the realized value of the underlying collateral. The borrower on the Loans is facing financial difficulty and subsequent to December 31, 2012 has defaulted on its interest payment obligations under the Loans since January 31, 2013. If the borrower continues to be unable to make interest payments or to repay principal under the Loans, the Company may need to seek to foreclose on its security interest in the VLCCs.

Investment in Joint Venture	12 Months Ended
Dec. 31, 2012
Investment in Joint Venture
6.	Investment in Joint Venture

In September 2010, the Company entered into a joint venture arrangement with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong), to have a VLCC newbuilding constructed, managed and chartered to third parties. The Company has a 50% economic interest in the joint venture, which is jointly controlled by the Company and Wah Kwong. The VLCC has an estimated purchase price of approximately $98 million (of which the Company’s 50% portion is $49 million), excluding capitalized interest and other miscellaneous construction costs. The vessel is scheduled to be delivered in June, 2013. An unrelated party has agreed to time-charter the vessel following its delivery for a term of five years at a fixed daily rate and an additional amount if the daily rate of any sub-charter earned by the unrelated party exceeds a certain threshold.

As at December 31, 2012, the remaining payments required to be made under the VLCC newbuilding contract, including Wah Kwong’s 50% share, were $53.9 million in 2013. As of December 31, 2012, the joint venture has a signed agreement with a financial institution for a loan of $68.6 million, of which $19.6 million has been drawn. The loan is secured by a first-priority statutory mortgage on the VLCC and guaranteed by both the Company and Wah Kwong. As a result, the Company’s exposure to this loan is limited to its 50% guarantee of the loan. The loan is repayable in 32 quarterly installments of $1.4 million each commencing three months after the initial post-delivery drawdown date and a balloon payment of $22.6 million at the maturity of the loan.

In addition, the Company and Wah Kwong have each agreed to finance 50% of the costs to acquire the VLCC that are not financed with commercial bank financing. As at December 31, 2012, the Company had advanced $9.8 million to the joint venture in the form of a non-interest bearing and unsecured loan and invested an additional $3.2 million in the joint venture.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
7.	Goodwill

During the year ended December 31, 2011, the conventional tanker market continued to experience an oversupply of vessels relative to tanker demand. Consequently, the Company performed a vessel and goodwill impairment analysis on the conventional tanker fleet (see Note 18a). The Company concluded that the carrying value of the goodwill, all relating to the Suezmax reporting unit, exceeded its fair value. As a result, a goodwill impairment charge of $19.3 million was recognized in the Company’s consolidated statements of loss for the year ended December 31, 2011, of which $6.0 million was attributable to the Dropdown Predecessor. The fair value of this reporting unit was determined using the present value of the expected future cash flows discounted at a rate equivalent to a market participant’s weighted-average cost of capital. The estimates and assumptions regarding expected future cash flows and the appropriate discount rates are, in part, based upon existing contracts, future tanker market rates, historical experience, financial forecasts and industry trends and conditions.

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities
8.	Accrued Liabilities

	December 31,
	2012	2011
Voyage and vessel	8,880	5,727
Interest	4,078	4,313
Payroll and benefits to related parties	4,924	4,487

	17,882	14,527

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
9.	Long-Term Debt

	December 31,
	2012	2011
Revolving Credit Facilities due through 2018	555,472	339,000
Term Loans due through 2021	180,229	9,900
Long-term debt of Dropdown Predecessor (note 1)	—	559,830

	735,701	908,730
Current portion	(25,246)	(26,268)

Total	710,455	882,462

As at December 31, 2012, the Company had three revolving credit facilities (or the Revolvers), which, as at such date provided for aggregate borrowings of up to $856.4 million, of which $301.0 million was undrawn. Interest payments are based on LIBOR plus margins, which at December 31, 2012, ranged between 0.45% and 0.60% (December 31, 2011: 0.50% and 0.60%). The total amount available under the Revolvers reduces by $97.9 million (2013), $97.9 million (2014), $124.8 million (2015), $93.1 million (2016), $413.8 million (2017) and $28.9 million thereafter. The Revolvers are collateralized by 22 of the Company’s vessels, together with other related security. One of the Revolvers requires that the Company’s applicable subsidiary maintain a minimum hull coverage ratio of 105% of the total outstanding balance for the facility period. As at December 31, 2012, this ratio was 113.2%. The vessel value used in this ratio is an appraised value prepared by the Company based on second-hand sale and purchase market data. A further delay in the recovery of the tanker market could negatively affect the ratio. In addition, one of the Revolvers requires the Company and certain of its subsidiaries to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total debt. The remaining two Revolvers are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. As at December 31, 2012, the Company and Teekay were in compliance with all their covenants in respect of the Revolvers.

As at December 31, 2012, the Company had three term loans outstanding, which totaled $180.2 million (December 31, 2011 - $9.9 million). Interest payments on the term loans are based on a combination of fixed and variable rates where fixed rates range from 4.06% to 4.90% and variable rates are based on LIBOR plus a margin. At December 31, 2012, the margins ranged from 0.30% to 1.0%. The term loan repayments are made in quarterly or semi-annual payments and two of the term loans have balloon or bullet repayments due at maturity in 2019 and 2021. The term loans are collateralized by first-priority mortgages on six of the Company’s vessels, together with certain other related security. Two of the term loans require that the Company’s subsidiaries maintain a minimum hull coverage ratio of 115% of the total outstanding balance for the facility period. As at December 31, 2012 the loan to value ratios ranged from 128.4% to 284.0%. The vessel values used in these ratios are appraised values prepared by the Company based on second hand sale and purchase market data. A further delay in the recovery of the tanker market could negatively affect the ratios. The term loans are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. As at December 31, 2012, the Company and Teekay were in compliance with all their covenants in respect of these term loans.

As at December 31, 2011, the Dropdown Predecessor had $559.8 million of long-term debt. Revolving credit facilities and term loans, with an aggregate outstanding balance of $451.2 million on December 31, 2011, were assumed by the Company on the dates of the respective dropdowns of the 13 vessels as part of the 2012 Acquired Business. These assumed credit facilities and loan are included, to the extent then outstanding, in the information above as of December 31, 2012. The remaining facilities of the Dropdown Predecessor, with an aggregate outstanding balance of $108.7 million on December 31, 2011, were retained by Teekay and have been reflected in these financial statements as a debt extinguishment through a return of capital.

The weighted-average effective interest rate on the Company’s long-term debt as at December 31, 2012 was 1.2% (December 31, 2011 – 2.2%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see Note 10).

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to December 31, 2012 are $25.2 million (2013), $25.2 million (2014), $52.2 million (2015), $91.6 million (2016), $433.3 million (2017) and $108.2 million (thereafter).

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
10.	Derivative Instruments

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

Realized and unrealized losses (gains) relating to the Company’s interest rate swaps have been reported in realized and unrealized (loss) gain on the consolidated statements of loss. During the year ended December 31, 2012, the Company recognized a net realized loss of $9.5 million and an unrealized gain of $1.6 million, relating to its interest rate swaps. During the year ended December 31, 2011, the Company recognized a net realized loss of $39.0 million and an unrealized gain of $11.2 million relating to its interest rate swaps, where a substantial majority of the realized loss and unrealized gain was due to amendments to the fixed interest rate of an interest rate swap that was acquired as part of the 2012 Acquired Business (see Note 20). During year ended December 31, 2010, the Company recognized a net realized loss of $14.9 million and an unrealized loss of $13.8 million, relating to its interest rate swaps.

The following summarizes the Company’s derivative positions as at December 31, 2012:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	200,000	(13,100)	3.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(20,328)	4.8	5.55
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	45,000	(203)	0.5	1.19

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of December 31, 2012 ranged from 0.3% to 1.0%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities
11.	Other Long-Term Liabilities

The Company recognizes freight tax expenses in other expenses in its consolidated statements of loss. The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.

The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012	2011	2010

Balance at January 1,	5,449	5,073	4,102
Freight tax (recovery) expense	(692)	376	971

Balance at December 31,	4,757	5,449	5,073

The remainder of the amounts recorded in other expenses relate to foreign exchange gains and losses.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
12.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents – The fair value of the Company’s cash and cash equivalents approximates its carrying amounts reported in the consolidated balance sheets.

Vessels and equipment and vessels held for sale – The Company’s vessels and equipment and vessel held for sale were written down to their estimated fair values using internally appraised values based on second hand sale and purchase market data (see Note 18a).

Investment in term loans and interest receivable – The fair value of the Company’s investment in term loans and interest receivable is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral is taken into account when determining the fair value.

Long-term debt – The fair values of the Company’s fixed-rate and variable-rate long-term debt is based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s interest rate swap agreements are the estimated amounts that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents	Level 1	26,341	26,341	18,566	18,566
Derivative instruments
Interest rate swap agreements	Level 2	(33,631)	(33,631)	(37,597)	(37,597)

Non-recurring:
Vessels and equipment (note 18a)	Level 2	252,068	252,068	67,893	67,893
Vessel held for sale (note 18a)	Level 2	9,114	9,114	—	—

Other
Investment in term loans and interest receivable	Level 3	119,385	117,784	118,598	120,222
Loan to joint venture	Note (1)	9,830	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2	(735,701)	(648,724)	(908,730)	(811,617)

(1)	The Company’s loan to the joint venture, together with the Company’s equity investment in the joint venture, form the aggregate carrying value of the Company’s interest in an entity accounted for by the equity method in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
13.	Capital Stock

The authorized capital stock of Teekay Tankers Ltd. is 100,000,000 shares of preferred stock, with a par value of $0.01 per share, 200,000,000 shares of Class A common stock, with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock, with a par value of $0.01 per share. The shares of Class A common stock entitle the holder to one vote per share while the shares of Class B common stock entitle the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As at December 31, 2012, the Company had 71.1 million shares of Class A common stock, 12.5 million shares of Class B common stock and no shares of Preferred Stock issued and outstanding.

Dividends may be declared and paid out of surplus only, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the company over the aggregated par value of the issued shares of the Company. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of Class A common stock and Class B common stock are entitled to share equally in any dividends that the board of directors declares from time to time out of funds legally available for dividends.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common stock and Class B common stock shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer. In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.

As at December 31, 2012 and December 31, 2011, the Company had reserved under its 2007 Long-Term Incentive Plan a total of 1,000,000 shares of Class A common stock for issuance pursuant to awards to be granted. To date, the Company has satisfied awards under the plan through open market purchases and deliveries to the grantees, rather than issuing shares from authorized capital. For the years ended December 31, 2012, 2011 and 2010, 82,573 shares, 30,596 shares and 19,371 shares of Class A common stock have been granted and delivered to non-management Directors as part of the Directors’ annual compensation, respectively. As at December 31, 2012, 2011 and 2010, total of 173,971 shares 91,398 shares and 60,802 shares of Class A common stock, respectively, had been granted and delivered. The granting of such stock has been included in general and administrative expenses in the amounts of $0.4 million, $0.3 million, and $0.2 million for the years ended December 31, 2012, 2011, and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
14.	Related Party Transactions

Dropdown Acquisitions

a.	During June 2012, the Company acquired from Teekay a fleet of 13 double-hull conventional oil and product tankers and related time-charter contracts, debt facilities and other assets and rights, for an aggregate purchase price of approximately $454.2 million (see Notes 1 and 20).

In November 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C., which owns an Aframax tanker, the Esther Spirit, and Iskmati Spirit L.L.C., which owns a Suezmax tanker, the Iskmati Spirit, for a total of $107.5 million. The acquisition was financed with funds from one of the Revolvers. The excess of the historical book value over the purchase price of these vessels was $6.1 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a $77.9 million prepayment of long term debt of the Dropdown Predecessor was made by Teekay on the date of acquisition.

In April 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax tanker, the Kaveri Spirit and the Yamuna Spirit, respectively, for a total of $124.2 million. In May 2010, the Company acquired from Teekay its subsidiary Helga Spirit L.L.C., which owns an Aframax tanker, the Helga Spirit, for $44.5 million. These acquisitions were financed with net proceeds of $102.9 million from the offering of 8.8 million Class A common shares to the public and through the issuance to Teekay of 2.6 million Class A common shares. The issuance of the 2.6 million Class A common shares to Teekay had a value of $32.0 million (see Note 3). The excess of the historical book value over the purchase price of these vessels was $35.4 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a net $183.9 million prepayment of long term debt of the Dropdown Predecessor was made by Teekay on the date of acquisition.

Management Fee – Related and Other

b.	Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed by entities owned in whole or in part by subsidiaries of Teekay Corporation (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Time charter revenues(i)	14,604	3,873	6,872
Pool management fees and commissions(ii)	3,565	2,674	2,778
Commercial management fees(iii)	1,118	982	970
Vessel operating expenses - crew training	2,870	2,263	1,858
General and administrative(iv)	9,871	6,484	4,680
General and administrative - Dropdown Predecessor(note 1)	2,567	7,516	10,163
Interest expense - Dropdown Predecessor (note 1)	11,660	36,354	45,924

(i)	The Company has chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in 2014. In addition, the Company chartered-out to Teekay, the Nassau Spirit under a two-year contract that expired in July 2010.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates.
(iii)	The Manager’s commercial management fees for vessels on time-charter contracts, which are reflected in voyage expenses.
(iv)	The Manager’s technical, strategic and administrative service fees.

c.	The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $4.9 million and $4.5 million were payable to the Manager as at December 31, 2012 and December 31, 2011, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities on the consolidated balance sheets. The amounts owing from the Pool Managers, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $16.6 million and $5.4 million as at December 31, 2012 and December 31, 2011, respectively, to the Pool Managers for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable pool, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

d.	The Company’s executive officers are employees of Teekay Corporation or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in Note 13) is set and paid by Teekay Corporation or such other subsidiaries. The Company reimburses Teekay Corporation for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee. The strategic management fee reimbursements, included in the management fee described above, for the years ended December 31, 2012, 2011 and 2010 were $2.9 million, $1.7 million and $1.0 million, respectively.

The management agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2012, 2011 and 2010. Cash Available for Distribution represents net (loss) income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay Corporation, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay Corporation. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s board of directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution. Reserves for the year ended December 31, 2012, included a $11.0 million dry-docking and capital upgrades reserve, and a $10.9 million reserve for loan principal repayment. Reserves for the year ended December 31, 2011, included a $6.4 million dry-docking and capital upgrades reserve, and a $1.8 million reserve for loan principal repayment. Reserves for the year ended December 31, 2010, included a $4.8 million dry-docking and capital upgrades reserve, and a $3.2 million reserve for loan principal repayment.

e.	Pursuant to pooling arrangements (see Note 4), the Pool Managers provide certain commercial services to the pool participants and administer the pools in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each pool participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350.Voyage revenues and voyage expenses of the Company’s vessels operating in these pool arrangements are pooled with the voyage revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenues from affiliates” on the consolidated statements of income. The pool receivable from affiliates as at December 31, 2012 and December 31, 2011 was $9.1 million and $4.4 million, respectively.

Operating Leases	12 Months Ended
Dec. 31, 2012
Operating Leases
15.	Operating Leases

Charters-in

As at December 31, 2012, minimum commitments to be incurred by the Company under vessel operating leases by which the Company charters-in vessels will be approximately $6.4 million (2013) and $0.1 million (2014). The Company recognizes the expense from these charters, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.

Charters-out

As at December 31, 2012, 14 of the Company’s vessels operated under fixed-rate time charter contracts with the Company’s customers, of which five contracts are scheduled to expire in 2013, five contracts are scheduled to expire in 2014 and two time-charter contracts are scheduled to expire in each of 2015 and 2016, respectively. As at December 31, 2012, minimum scheduled future revenues to be received by the Company under time charters then in place were approximately $165.2 million, comprised of $78.6 million (2013), $58.9 million (2014) and $21.1 million (2015), and $6.6 million (2016). The carrying amount of the vessels employed on operating leases at December 31, 2012, was $455.9 million (2011 - $799.3 million).

The minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after December 31, 2012, revenue from unexercised option periods of contracts that existed on December 31, 2012, or variable or contingent revenues. In addition, minimum scheduled future revenues presented above have been reduced by estimated off-hire time for period maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
16.	Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable and interest receivable	(3,317)	(808)	(3,061)
Pool receivables from affiliates	(4,741)	6,697	7,327
Due from affiliates	(12,177)	(253)	(9,287)
Prepaid expenses and other current assets	(3,147)	(1,409)	1,273
Accounts payable and accrued liabilities	2,337	(1,788)	(3,768)
Due to affiliates	(1,204)	(842)	5,841
Deferred revenue	855	(2,692)	(978)
Other	1,600	262	692

	(19,794)	(833)	(1,961)

b.	Cash interest paid (including interest paid by the Dropdown Predecessor) during the years ended December 31, 2012, 2011, and 2010 totalled $29.3 million, $79.1 million, and $64.4 million, respectively, including realized losses of $1.8 million, $32.9 million, and $9.3 million, respectively on the interest rate swaps agreements relating to the 2012 Acquired Business.

c.	Increases and decreases in the amount of debt allocated to Dropdown Predecessor from Teekay have been treated as non-cash transactions in the Company’s statement of cash flows. Such repayments (drawdowns) for the years ended December 31, 2012, 2011 and 2010 were $108.7 million, $(82.3) million and $171.4 million, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
17.	Earnings Per Share

The net (loss) income available for common stockholders and (loss) earnings per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see Note 1).

	Year Ended December 31,
	2012	2011	2010
Net loss	(370,181)	(113,075)	(23,142)
Net loss attributable to the Dropdown Predecessor	9,163	104,010	38,704

Net (loss) income available for common stockholders	(361,018)	(9,065)	15,562

Weighted-average number of common shares	79,539,605	60,770,525	42,330,038

Common shares and common share equivalents outstanding at the end of year	83,591,030	61,876,744	51,986,744

(Loss) earnings per common share:
- Basic and diluted	(4.54)	(0.15)	0.37

Vessel Sales and Impairments	12 Months Ended
Dec. 31, 2012
Vessel Sales and Impairments
18.	Vessel Sales and Impairments

a.	The Company’s consolidated statement of loss for the year ended December 31, 2012 includes a $352.5 million write down of seven Suezmax tankers ($305.6 million), four Aframax tankers ($44.5 million), and one product tanker ($2.4 million). The Company’s consolidated statement of loss for the year ended December 31, 2011 includes a $58.0 million write down on three of the Dropdown Predecessor’s product tankers. When comparing the seven Suezmax tankers to each other and when comparing the four Aframax tankers to each other, the vessels have a similar age, a similar carrying value and are all being employed in the spot market or on short term time-charters. The primary factors that caused the write downs were a negative change in the outlook for the crude tanker market, a delay in the expected timing of a recovery of the crude tanker market as well as the expected discrimination impact from more fuel efficient vessels being constructed. One of the four Aframax tankers was held for sale at December 31, 2012 and was subsequently sold in January 2013. All of the vessels were written down to their estimated fair values, using an internally appraised value based on second hand sale and purchase market data.

b.	The Company sold two 1995-built Aframax tankers, the Falster Spirit for $17.3 million in April 2010 and the Sotra Spirit for $17.2 million in August 2010, resulting in a total net loss on sale of $1.9 million. Both vessels were trading in the Teekay Aframax Pool prior to the sales.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
19.	Subsequent Events

In January 2013, the Company completed the sale of the Aframax tanker, Nassau Spirit, for $9.1 million. The vessel was held for sale on the consolidated balance sheet as at December 31, 2012 and its net book value was written down to its sale proceeds net of cash outlays to complete the sale. As a result, there is no expected gain or loss on the sale of this vessel (see Note 18a). The vessel was trading in the Teekay Aframax Pool prior to the sale.

In April 2013, the Company announced it had entered into an agreement with STX Offshore & Shipbuilding Co., Ltd (“STX”) of South Korea for the construction of four, fuel-efficient 113,000 dead-weight tonne Long Range 2 (LR2) product tanker newbuildings for a fully built-up cost of approximately $47 million each. The agreement with STX also includes fixed-price options for up to 12 additional LR2 newbuildings, four of which are exerciseable up to and including each of the following months: October 2013, April 2014, and October 2014, respectively. The Company intends to finance the installment payments with its existing liquidity and expects to secure long-term debt financing for the four vessels prior to their scheduled deliveries in late-2015 and early-2016.

2012 Acquired Business	12 Months Ended
Dec. 31, 2012
2012 Acquired Business
20.	2012 Acquired Business

The following are condensed combining financial statements of the Company. These financial statements present the financial position of the Company as of December 31, 2011, and the results of its operations and its cash flows for the three years in the period ended December 31, 2012. The column titled “Historical Teekay Tankers” represents this information before being retroactively adjusted to include the 2012 Acquired Business between (a) the date that the Company and the acquired vessels were both under the common control of Teekay and had commenced operations and (b) the date the Company acquired the vessels from Teekay Corporation in June 2012.

Condensed Combined Statement of Loss

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
REVENUES
Time Charter Revenues	89,847	33,517	123,364	78,780	76,811	155,591	86,244	71,351	157,595
Net Pool Revenues	53,617	8,711	62,328	30,894	17,264	48,158	47,914	26,673	74,587
Voyage charter revenues	238	—	238	—	—	—	24	2,847	2,871
Interest income from investments	11,499	—	11,499	11,323	—	11,323	5,297	—	5,297

Total revenues	155,201	42,228	197,429	120,997	94,075	215,072	139,479	100,871	240,350

OPERATING EXPENSES
Voyage expenses	4,369	249	4,618	2,697	752	3,449	2,544	2,757	5,301
Vessel operating expenses	69,811	19,404	89,215	42,056	42,033	84,089	44,453	37,197	81,650
Time-charter hire expense	3,950	—	3,950	4,046	—	4,046	—	—	—
Depreciation and amortization	58,868	13,497	72,365	43,185	31,297	74,482	45,455	31,862	77,317
General and administrative	12,364	2,566	14,930	8,609	7,516	16,125	9,789	6,831	16,620
Vessel impairments and net loss on sale of vessels	352,546	—	352,546	—	58,034	58,034	1,864	—	1,864
Goodwill impairment	—	—	—	13,310	5,984	19,294	—	—	—

Total operating expenses	501,908	35,716	537,624	113,903	145,616	259,519	104,105	78,647	182,752

(Loss) income from operations	(346,707)	6,512	(340,195)	7,094	(51,541)	(44,447)	35,374	22,224	57,598

OTHER ITEMS
Interest expense	(8,351)	(11,658)	(20,009)	(4,185)	(36,354)	(40,539)	(7,513)	(43,627)	(51,140)
Interest income	48	2	50	57	14	71	97	3	100
Realized and unrealized loss on derivative instruments	(3,992)	(3,971)	(7,963)	(11,444)	(16,339)	(27,783)	(10,536)	(18,148)	(28,684)
Other (expense) / income	(2,016)	(48)	(2,064)	(587)	210	(377)	(1,113)	97	(1,016)

Total other items	(14,311)	(15,675)	(29,986)	(16,159)	(52,469)	(68,628)	(19,065)	(61,675)	(80,740)

Net (loss) income	(361,018)	(9,163)	(370,181)	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)

Condensed Combined Balance Sheet

	As at December 31, 2011
	Historical Teekay Tankers $	2012 Acquired Business $	TOTAL $
ASSETS
CURRENT
Cash and cash equivalents	15,859	2,707	18,566
Pool receivables from affiliates, net	2,664	1,696	4,360
Accounts receivable	157	2,028	2,185
Interest receivable on investment in term loans	1,754	—	1,754
Due from Affiliates	12,610	153,736	166,346
Prepaid expenses	3,395	2,864	6,259
Other current assets	308	—	308

Total current assets	36,747	163,031	199,778

Vessels and equipment at cost, less accumulated depreciation	716,567	593,929	1,310,496
Investment in term loans	116,844	—	116,844
Investment in joint venture	9,830	—	9,830
Other non-current assets	1,938	2,583	4,521

Total assets	881,926	759,543	1,641,469

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT
Accounts payable	1,935	2,429	4,364
Accrued liabilities	7,423	7,104	14,527
Current portion of long-term debt	1,800	24,468	26,268
Current portion of derivative instruments	4,027	2,625	6,652
Deferred revenue	1,777	1,932	3,709
Due to affiliates	4,999	86,201	91,200
Other current liabilities	115	—	115

Total current liabilities	22,076	124,759	146,835

Long-term debt	347,100	535,362	882,462
Derivative instruments	20,151	8,408	28,559
Other long-term liabilities	3,228	2,221	5,449

Total liabilities	392,555	670,750	1,063,305

Equity
Common stock and additional paid-in capital	588,441	—	588,441
Accumulated deficit	(99,070)	—	(99,070)
Dropdown predecessor equity	—	88,793	88,793

Total equity	489,371	88,793	578,164

Total liabilities and equity	881,926	759,543	1,641,469

Condensed Combined Statement of Cash Flows

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
Cash and cash equivalents provided by (used for):	Historical Teekay Tankers	2012 Acquired Business	Total	Historical Teekay Tankers	2012 Acquired Business	Total	Historical Teekay Tankers	2012 Acquired Business	Total
	$	$	$	$	$	$	$	$	$

OPERATING ACTIVITIES

Net (loss) income	(361,018)	(9,163)	(370,181)	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)
Non-cash items:
Depreciation and amortization	58,868	13,497	72,365	43,185	31,297	74,482	45,455	31,862	77,317
Unrealized (gain) loss on derivative Instruments	(3,768)	2,188	(1,580)	5,330	(16,568)	(11,238)	4,955	8,870	13,825
Vessel impairment and net loss on sale of vessels	352,546	—	352,546	—	58,034	58,034	1,864	—	1,864
Goodwill impairment charge	—	—	—	13,310	5,984	19,294	—	—	—
Other	917	272	1,189	143	410	553	(764)	574	(190)
Change in non-cash working capital items related to operating activities	(10,406)	(9,388)	(19,794)	2,202	(3,035)	(833)	(3,238)	1,277	(1,961)
Expenditures for dry docking	(7,003)	—	(7,003)	—	(3,197)	(3,197)	(6,190)	(3,121)	(9,311)

Net operating cash flow	30,136	(2,594)	27,542	55,105	(31,085)	24,020	58,391	11	58,402

FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	—	32,226	15,000	—	15,000	185,000	—	185,000
Repayments of long-term debt	(13,522)	—	(13,522)	(1,800)	—	(1,800)	(3,150)	—	(3,150)
Prepayment of long-term debt	(60,000)	—	(60,000)	(118,328)	—	(118,328)	(33,050)	—	(33,050)
Proceeds from long-term debt of Dropdown Predecessor	—	2,312	2,312	—	269,874	269,874	37,222	18,382	55,604
Repayment of long-term debt of Dropdown Predecessor	—	(10,372)	(10,372)	—	(18,567)	(18,567)	—	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	—	(15,000)	(15,000)	—	—	—	(306,169)	132,705	(173,464)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation	—	—	—	—	—	—	(244,185)	—	(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)	—	(9,509)	—	—	—	—	—	—
Equity contribution from Teekay Corporation	(221)	9,728	9,507	—	69,169	69,169	128,900	(164,591)	(35,691)
Net advances from (to) affiliates	—	16,913	16,913	—	(287,101)	(287,101)	127,982	40,233	168,215
Proceeds from issuance of Class A common stocks	69,000	—	69,000	112,054	—	112,054	211,978	—	211,978
Share issuance costs	(3,229)	—	(3,229)	(4,949)	—	(4,949)	(9,395)	—	(9,395)
Cash dividends paid	(32,231)	—	(32,231)	(51,358)	—	(51,358)	(55,244)	—	(55,244)

Net financing cash flow	(17,486)	3,581	(13,905)	(49,381)	33,375	(16,006)	39,889	8,162	48,051

INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	—	—	—	—	—	—	35,396	—	35,396
Expenditures for vessels and equipment	(2,189)	(329)	(2,518)	(2,315)	(2,022)	(4,337)	(6,253)	(5,734)	(11,987)
Advances to joint venture	—	—	—	—	—	—	(9,830)	—	(9,830)
Investment in joint venture	(3,344)	—	(3,344)	—	—	—	—	—	—
Investment in term loans	—	—	—	—	—	—	(115,575)	—	(115,575)

Net investing cash flow	(5,533)	(329)	(5,862)	(2,315)	(2,022)	(4,337)	(96,262)	(5,734)	(101,996)

Cash and cash equivalent:
Increase in cash and cash equivalent	7,117	658	7,775	3,409	268	3,677	2,018	2,439	4,457
Cash and cash equivalent, beginning of the year	15,859	2,707	18,566	12,450	2,439	14,889	10,432	—	10,432

Cash and cash equivalent, end of the year	22,976	3,365	26,341	15,859	2,707	18,566	12,450	2,439	14,889

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of operations

Nature of operations

The Company (as defined below) is engaged in the international marine transportation of crude oil and refined petroleum products through the operation of its oil and product tankers. The Company’s revenues are earned in international markets.

Basis of presentation and consolidation principles

Basis of presentation and consolidation principles

During October 2007, Teekay Corporation (Teekay) formed Teekay Tankers Ltd., a Marshall Islands corporation (together with its wholly owned subsidiaries and the Dropdown Predecessor, as described below, collectively the Company), to acquire from Teekay Corporation a fleet of nine double-hull Aframax-class oil tankers in connection with the Company’s initial public offering (or IPO).

The consolidated financial statements reflect the financial position, results of operations and cash flows of Teekay Tankers Ltd., its wholly-owned subsidiaries and the Dropdown Predecessor. The consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) and all significant intercompany balances and transactions have been eliminated upon consolidation.

Dropdown Predecessor

Dropdown Predecessor

The Company accounts for the acquisition of interests in vessels from Teekay as a transfer of a business between entities under common control. The method of accounting for such transfers is similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. The proceeds paid by the Company over or under Teekay’s historical cost in the acquired vessels are accounted for as a return of capital to or contribution of capital from Teekay. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred from the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations. As a result, the Company’s financial statements prior to the date the interests in these vessels were actually acquired by the Company are retroactively adjusted to reflect these vessels and their related operations and cash flows (referred to herein, collectively, as the Dropdown Predecessor) during the periods under common control of Teekay.

During June 2012, the Company acquired from Teekay seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap, for an aggregate price of approximately $454.2 million, including the assumption of outstanding debt of approximately $428.1 million (or the 2012 Acquired Business). Ten of the vessels were acquired on June 15, 2012 and the remaining three were acquired on June 26, 2012. As consideration for this acquisition, the Company issued to Teekay 4.5 million Class A common shares and made a cash payment of $1.1 million to Teekay. The 4.5 million Class A common shares had an approximate value of $25.0 million, or $5.60 per share, when the purchase price was agreed to between the parties and a value of $18.3 million, or $4.11 per share, on the acquisition closing date. The purchase price, for accounting purposes, is based upon the value of the Class A common shares on the acquisition closing date. Consequently, common stock and additional paid in capital and accumulated deficit are both $6.7 million lower than if the value of the shares had remained unchanged from when the purchase price was agreed to between the parties. In addition, the Company reimbursed Teekay for $8.4 million of working capital it assumed from Teekay in connection with the 2012 Acquired Business. Teekay has granted the Company a right of first refusal on certain conventional tanker opportunities developed by Teekay prior to June 15, 2015. Teekay prepaid $109.6 million of long term debt of the 2012 Acquired Business on the date of acquisition. The acquisition of the 2012 Acquired Business was accounted for as a reorganization between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2012, 2011 and 2010 reflect the 2012 Acquired Business as if the Company had acquired the 2012 Acquired Business when the 13 vessels began their respective operations under the ownership of Teekay. All 13 vessels began operations prior to the periods covered by these consolidated financial statements and, consequently, are reflected in all periods presented. The effect of adjusting the Company’s financial statements to account for the 2012 Acquired Business is contained in Note 20.

During 2010, the Company acquired five conventional tankers from Teekay. On April 14, 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax-class tanker, the Kaveri Spirit and Yamuna Spirit, respectively. The April 2010 acquisition included Teekay’s rights and obligations under a time-charter contract on the Yamuna Spirit. On May 11, 2010, the Company acquired from Teekay a third subsidiary, Helga Spirit L.L.C. which owns an Aframax tanker, the Helga Spirit. Immediately preceding the sale of the Helga Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Helga Spirit to the Helga Spirit L.L.C. The May 2010 acquisition included Teekay’s rights and obligations under the charter on the Helga Spirit. On November 8, 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C and Iskmati Spirit L.L.C., which own an Aframax-class tanker and a Suezmax-class tanker, the Esther Spirit and Iskmati Spirit, respectively. See also Note 14(a). Immediately preceding the sale of the Esther Spirit L.L.C. to the Company, Teekay contributed its beneficial ownership in the time-charter contract on the Esther Spirit to the Esther Spirit L.L.C. The November 2010 acquisition included Teekay’s rights and obligations under the charter on the Esther Spirit. All five transactions were accounted for as reorganizations between entities under common control. As a result, the Company’s consolidated statements of (loss) income and cash flows for the years ended December 31, 2010 reflect the Iskmati Spirit, Kaveri Spirit, and the Yamuna Spirit and their related operations as if the Company had acquired the three Suezmax vessels on August 1, 2007, and the Esther Spirit and Helga Spirit Aframax tankers on July 1, 2004 and January 6, 2005, respectively, when they began respective operations under the ownership of Teekay.

The effect of adjusting the Company’s financial statements to account for these common control exchanges decreased the Company’s net income for the years ended December 31, 2012, 2011 and 2010 by $9.2 million, $104.0 million, $38.7 million, respectively. The adjustments for the Dropdown Predecessor increased the Company’s revenues for the years ended December 31, 2012, 2011 and 2010 by $42.2 million, $94.1 million and $123.9 million, respectively.

The accompanying consolidated financial statements include the financial position, results of operations and cash flows of the Dropdown Predecessor. In the preparation of these consolidated financial statements, general and administrative expenses and interest expense of the Dropdown Predecessor were not identifiable as relating solely to the each specific vessel. General and administrative expenses (consisting primarily of salaries, share-based compensation, and other employee-related costs, office rent, legal and professional fees, and travel and entertainment) were allocated based on the Dropdown Predecessor’s proportionate share of Teekay’s total ship-operating (calendar) days for the period presented. During the years ended December 31, 2012, 2011 and 2010, $2.6 million, $7.5 million and $10.2 million of general and administrative expenses were attributable to the Dropdown Predecessor, respectively. In addition, the Dropdown Predecessor includes debt of Teekay which has been recorded on a pushed-down basis in the amount of $109.6 million and $108.7 million as at December 31, 2012 and 2011. This debt was assumed by Teekay concurrently with the dropdown. Interest expense includes the allocation of interest to the Dropdown Predecessor from Teekay based upon the weighted-average outstanding balance of the push-down debt and the weighted-average interest rate outstanding on Teekay’s loan facilities that were used to finance these loans. During the years ended December 31, 2012, 2011 and 2010, $11.7 million, $36.4 million and $45.9 million of interest expense, respectively, was attributable to the Dropdown Predecessor. Management believes these allocations reasonably present the interest expense and the general and administrative expenses of the Dropdown Predecessor.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay to the Dropdown Predecessor and such estimates may not be reflective of what actual results would have been if the Dropdown Predecessor had operated independently.

Currency translation

Currency translation

The Company’s functional currency is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other income (expenses) in the accompanying consolidated statements of income.

Operating revenues

Operating revenues and expenses

The Company recognizes revenues from time charters daily over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement, the Company recognizes the profit-sharing or contingent revenues when the contingency is resolved. All revenues from voyage charters are recognized on a percentage of completion method. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned in subsequent periods.

Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters, its customers pay voyage expenses under time charters. Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters and for vessels which earn net pool revenue, as described below. Voyage expenses and vessel operating expenses are recognized when incurred.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The agreed formula used to allocate net pool revenues varies between pools; however, the formula generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighting adjustments made to reflect vessels’ differing capacities and performance capabilities. The same revenue and expense recognition principles stated above are applied in determining the net pool revenues of the pool. The pools are responsible for paying voyage expenses and distribute net pool revenues to the participants. The Company accounts for the net allocation from the pool as revenues and amounts due from the pool are included in pool receivables from affiliates.

Share-based compensation

Share-based compensation

The Company may grant, commencing in 2013, restricted stock units awards as incentive-based compensation to certain employees of Teekay who support the operations of the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it is a single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award. The Company may also grant restricted stock awards as incentive-based compensation to non-management directors, which are expensed immediately (see Note 13).

Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There are no significant amounts recorded as allowance for doubtful accounts as at December 31, 2012 and 2011.

Investment in term loans and other loan receivables

Investment in term loans and other loan receivables.

The Company’s investment in term loans and loan to joint venture are recorded at cost. The premium paid over the outstanding principal amount is amortized to interest income over the term of the loan using the effective interest rate method. The Company analyzes its loans for impairment during each reporting period. A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan is impaired include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan is impaired, the Company measures the amount of the impairment based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting impairment in the statement of income.

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2012	December 31, 2011
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$

Investment in term loans and interest receivable	Collateral	Performing (1)	119,385	118,598
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			129,215	128,428

(1)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreement from cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, which are two 2010-built Very Large Crude Carriers (VLCCs). (See Note 5).

Investment in joint venture

Investment in joint venture

The Company’s investment in a joint venture relates to a 50% interest in a VLCC newbuilding and is accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in joint venture for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s statement of income. The Company’s maximum exposure to loss is the amount it has invested in these joint ventures.

Vessels and equipment

Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (including depreciation attributable to the Dropdown Predecessor and excluding amortization of dry-docking costs) for the years ended December 31, 2012, 2011 and 2010 totaled $63.4 million, $65.8 million and $69.0 million, respectively.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes a substantial portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis over its estimated useful life, which typically is from the completion of a dry docking or intermediate survey to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table presents a summary of the Company’s balances on dry-docking costs, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance as at January 1,	20,945	26,406	28,143
Cost incurred for dry docking	7,003	3,197	9,311
Dry dock amortization	(8,959)	(8,658)	(8,254)
Vessel sales/held for sale (note 18)	(317)	—	(2,794)

Balance as at December 31,	18,672	20,945	26,406

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. Estimated fair value is determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company.

Debt issuance costs

Debt issuance costs

Debt issuance costs, including fees, commissions and legal expenses, are capitalized and presented as other non-current assets. Debt issuance costs of revolving credit facilities and term loans are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Goodwill

Goodwill

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Income taxes

Income taxes

The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the Company’s financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Excluding freight taxes, the Company has incurred no income taxes for the years ended December 31, 2012, 2011 and 2010. The Company believes that it and its subsidiaries are not subject to taxation under the laws of the Republic of The Marshall Islands and qualify for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments

Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each quarter, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gains or losses are dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the consolidated statements of loss. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in earnings in the consolidated statements of loss. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of loss. If the hedged items are no longer possible of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the consolidated statements of loss.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB)ASC 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps are recorded in realized and unrealized loss on derivative instruments in the Company’s consolidated statements of loss.

Earnings (loss) per share

Earnings (loss) per share

Earnings (loss) per share is determined by dividing (a) net income (loss) of the Company after (adding) deducting the amount of net (loss) income attributable to the Dropdown Predecessor by (b) the weighted-average number of shares outstanding during the applicable period. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period.

Fair Value Measurement

Fair Value Measurement, which clarify or change the application of existing fair value measurements, including that the highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of nonfinancial assets; that a reporting entity should measure the fair value of its own equity instrument from the perspective of a market participant that holds that instrument as an asset; to permit an entity to measure the fair value of certain financial instruments on a net basis rather than based on its gross exposure when the reporting entity manages its financial instruments on the basis of such net exposure; that in the absence of a Level 1 input, a reporting entity should apply premiums and discounts when market participants would do so when pricing the asset or liability consistent with the unit of account; and that premiums and discounts related to size as a characteristic of the reporting entity’s holding are not permitted in a fair value measurement. The adoption of this amendment did not have a material impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			December 31, 2012	December 31, 2011
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$

Investment in term loans and interest receivable	Collateral	Performing (1)	119,385	118,598
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			129,215	128,428

(1)	Subsequent to December 31, 2012, the borrower did not pay in full the January 31, 2013 interest payment. It is expected that the Company will recover all amounts due under the loan agreement from cash flow generated by the borrower, financial support from the borrower’s ultimate parent company and the Company realizing the value of the primary collateral, which are two 2010-built Very Large Crude Carriers (VLCCs). (See Note 5).

Summarized Dry-Docking Activity

The following table presents a summary of the Company’s balances on dry-docking costs, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Balance as at January 1,	20,945	26,406	28,143
Cost incurred for dry docking	7,003	3,197	9,311
Dry dock amortization	(8,959)	(8,658)	(8,254)
Vessel sales/held for sale (note 18)	(317)	—	(2,794)

Balance as at December 31,	18,672	20,945	26,406

Public Offerings (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Issuances of Common Shares

The following table summarizes the issuances of common shares over the three years ending December 31, 2012:

Date	Number of Common Shares Issued		Offering Price (Per Share)	Gross Proceeds	Net Proceeds	Teekay Corporation’s Ownership After the Offering	Use of Proceeds

April 2010	11,391,744	(1)	$12.25	139,549	134,920	37.1%	Acquisition of conventional tankers
October 2010	8,595,000		$12.15	104,429	99,663	31.0%	Prepayment of revolving credit facilities
February 2011	9,890,000		$11.33	112,054	107,105	26.0%	Prepayment of revolving credit facilities
February 2012	17,250,000		$4.00	69,000	68,531	20.4%	Prepayment of revolving credit facilities
June 2012	4,464,286	(2)	$4.11	18,348	18,348	24.6%	Acquisition of conventional tankers

(1)	Includes 2.6 million unregistered shares of Class A common stock issued to Teekay Corporation at a price per share equal to the offering price, which represented $32.0 million of the purchase price for the Company’s acquisition of the Kaveri Spirit L.L.C., Yamuna Spirit L.L.C. and Helga Spirit L.L.C..
(2)	Represents unregistered shares Class A common stock issued to Teekay Corporation as partial consideration for the Company’s acquisition of the 2012 Acquired Business, which had an approximate value of $25.0 million when the purchase price was agreed between the two parties.

Business Operations (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Percentage of Consolidated Revenues

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues for its sole operating segment during the periods presented. Revenues from customers attributable to the Dropdown Predecessor are included in the table.

	Year Ended December 31,
	2012		2011		2010
ConocoPhillips	$31.8 million		$33.1 million		$42.0 million
Statoil ASA	$27.3 million		$23.7 million			(1)
Hyundai Merchant Marine Co. Ltd.		(1)	$22.5 million			(1)
Petroleo Brasileiro S.A.		(1)		(1)	$27.5 million
Valero Energy Corporation		(1)		(1)	$23.9 million

(1)	Less than 10% of the consolidated revenues

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities

	December 31,
	2012	2011
Voyage and vessel	8,880	5,727
Interest	4,078	4,313
Payroll and benefits to related parties	4,924	4,487

	17,882	14,527

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

	December 31,
	2012	2011
Revolving Credit Facilities due through 2018	555,472	339,000
Term Loans due through 2021	180,229	9,900
Long-term debt of Dropdown Predecessor (note 1)	—	559,830

	735,701	908,730
Current portion	(25,246)	(26,268)

Total	710,455	882,462

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Positions

The following summarizes the Company’s derivative positions as at December 31, 2012:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	200,000	(13,100)	3.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(20,328)	4.8	5.55
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	45,000	(203)	0.5	1.19

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of December 31, 2012 ranged from 0.3% to 1.0%.

Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s freight tax expenses which are recorded in other long-term liabilities, from January 1, 2010 to December 31, 2012:

	Year Ended December 31,
	2012	2011	2010

Balance at January 1,	5,449	5,073	4,102
Freight tax (recovery) expense	(692)	376	971

Balance at December 31,	4,757	5,449	5,073

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents	Level 1	26,341	26,341	18,566	18,566
Derivative instruments
Interest rate swap agreements	Level 2	(33,631)	(33,631)	(37,597)	(37,597)

Non-recurring:
Vessels and equipment (note 18a)	Level 2	252,068	252,068	67,893	67,893
Vessel held for sale (note 18a)	Level 2	9,114	9,114	—	—

Other
Investment in term loans and interest receivable	Level 3	119,385	117,784	118,598	120,222
Loan to joint venture	Note (1)	9,830	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2	(735,701)	(648,724)	(908,730)	(811,617)

(1)	The Company’s loan to the joint venture, together with the Company’s equity investment in the joint venture, form the aggregate carrying value of the Company’s interest in an entity accounted for by the equity method in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Related Party Transactions
Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed by entities owned in whole or in part by subsidiaries of Teekay Corporation (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2012 $	2011 $	2010 $
Time charter revenues(i)	14,604	3,873	6,872
Pool management fees and commissions(ii)	3,565	2,674	2,778
Commercial management fees(iii)	1,118	982	970
Vessel operating expenses - crew training	2,870	2,263	1,858
General and administrative(iv)	9,871	6,484	4,680
General and administrative - Dropdown Predecessor(note 1)	2,567	7,516	10,163
Interest expense - Dropdown Predecessor (note 1)	11,660	36,354	45,924

(i)	The Company has chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in 2014. In addition, the Company chartered-out to Teekay, the Nassau Spirit under a two-year contract that expired in July 2010.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates.
(iii)	The Manager’s commercial management fees for vessels on time-charter contracts, which are reflected in voyage expenses.
(iv)	The Manager’s technical, strategic and administrative service fees.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Operating Assets and Liabilities
a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2012, 2011, and 2010 are as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable and interest receivable	(3,317)	(808)	(3,061)
Pool receivables from affiliates	(4,741)	6,697	7,327
Due from affiliates	(12,177)	(253)	(9,287)
Prepaid expenses and other current assets	(3,147)	(1,409)	1,273
Accounts payable and accrued liabilities	2,337	(1,788)	(3,768)
Due to affiliates	(1,204)	(842)	5,841
Deferred revenue	855	(2,692)	(978)
Other	1,600	262	692

	(19,794)	(833)	(1,961)

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share

The net (loss) income available for common stockholders and (loss) earnings per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see Note 1).

	Year Ended December 31,
	2012	2011	2010
Net loss	(370,181)	(113,075)	(23,142)
Net loss attributable to the Dropdown Predecessor	9,163	104,010	38,704

Net (loss) income available for common stockholders	(361,018)	(9,065)	15,562

Weighted-average number of common shares	79,539,605	60,770,525	42,330,038

Common shares and common share equivalents outstanding at the end of year	83,591,030	61,876,744	51,986,744

(Loss) earnings per common share:
- Basic and diluted	(4.54)	(0.15)	0.37

2012 Acquired Business (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Combined Statement of Loss

Condensed Combined Statement of Loss

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
REVENUES
Time Charter Revenues	89,847	33,517	123,364	78,780	76,811	155,591	86,244	71,351	157,595
Net Pool Revenues	53,617	8,711	62,328	30,894	17,264	48,158	47,914	26,673	74,587
Voyage charter revenues	238	—	238	—	—	—	24	2,847	2,871
Interest income from investments	11,499	—	11,499	11,323	—	11,323	5,297	—	5,297

Total revenues	155,201	42,228	197,429	120,997	94,075	215,072	139,479	100,871	240,350

OPERATING EXPENSES
Voyage expenses	4,369	249	4,618	2,697	752	3,449	2,544	2,757	5,301
Vessel operating expenses	69,811	19,404	89,215	42,056	42,033	84,089	44,453	37,197	81,650
Time-charter hire expense	3,950	—	3,950	4,046	—	4,046	—	—	—
Depreciation and amortization	58,868	13,497	72,365	43,185	31,297	74,482	45,455	31,862	77,317
General and administrative	12,364	2,566	14,930	8,609	7,516	16,125	9,789	6,831	16,620
Vessel impairments and net loss on sale of vessels	352,546	—	352,546	—	58,034	58,034	1,864	—	1,864
Goodwill impairment	—	—	—	13,310	5,984	19,294	—	—	—

Total operating expenses	501,908	35,716	537,624	113,903	145,616	259,519	104,105	78,647	182,752

(Loss) income from operations	(346,707)	6,512	(340,195)	7,094	(51,541)	(44,447)	35,374	22,224	57,598

OTHER ITEMS
Interest expense	(8,351)	(11,658)	(20,009)	(4,185)	(36,354)	(40,539)	(7,513)	(43,627)	(51,140)
Interest income	48	2	50	57	14	71	97	3	100
Realized and unrealized loss on derivative instruments	(3,992)	(3,971)	(7,963)	(11,444)	(16,339)	(27,783)	(10,536)	(18,148)	(28,684)
Other (expense) / income	(2,016)	(48)	(2,064)	(587)	210	(377)	(1,113)	97	(1,016)

Total other items	(14,311)	(15,675)	(29,986)	(16,159)	(52,469)	(68,628)	(19,065)	(61,675)	(80,740)

Net (loss) income	(361,018)	(9,163)	(370,181)	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)

Condensed Combined Balance Sheet

Condensed Combined Balance Sheet

	As at December 31, 2011
	Historical Teekay Tankers $	2012 Acquired Business $	TOTAL $
ASSETS
CURRENT
Cash and cash equivalents	15,859	2,707	18,566
Pool receivables from affiliates, net	2,664	1,696	4,360
Accounts receivable	157	2,028	2,185
Interest receivable on investment in term loans	1,754	—	1,754
Due from Affiliates	12,610	153,736	166,346
Prepaid expenses	3,395	2,864	6,259
Other current assets	308	—	308

Total current assets	36,747	163,031	199,778

Vessels and equipment at cost, less accumulated depreciation	716,567	593,929	1,310,496
Investment in term loans	116,844	—	116,844
Investment in joint venture	9,830	—	9,830
Other non-current assets	1,938	2,583	4,521

Total assets	881,926	759,543	1,641,469

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT
Accounts payable	1,935	2,429	4,364
Accrued liabilities	7,423	7,104	14,527
Current portion of long-term debt	1,800	24,468	26,268
Current portion of derivative instruments	4,027	2,625	6,652
Deferred revenue	1,777	1,932	3,709
Due to affiliates	4,999	86,201	91,200
Other current liabilities	115	—	115

Total current liabilities	22,076	124,759	146,835

Long-term debt	347,100	535,362	882,462
Derivative instruments	20,151	8,408	28,559
Other long-term liabilities	3,228	2,221	5,449

Total liabilities	392,555	670,750	1,063,305

Equity
Common stock and additional paid-in capital	588,441	—	588,441
Accumulated deficit	(99,070)	—	(99,070)
Dropdown predecessor equity	—	88,793	88,793

Total equity	489,371	88,793	578,164

Total liabilities and equity	881,926	759,543	1,641,469

Condensed Combined Statement of Cash Flows

Condensed Combined Statement of Cash Flows

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
Cash and cash equivalents provided by (used for):	Historical Teekay Tankers	2012 Acquired Business	Total	Historical Teekay Tankers	2012 Acquired Business	Total	Historical Teekay Tankers	2012 Acquired Business	Total
	$	$	$	$	$	$	$	$	$

OPERATING ACTIVITIES

Net (loss) income	(361,018)	(9,163)	(370,181)	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)
Non-cash items:
Depreciation and amortization	58,868	13,497	72,365	43,185	31,297	74,482	45,455	31,862	77,317
Unrealized (gain) loss on derivative Instruments	(3,768)	2,188	(1,580)	5,330	(16,568)	(11,238)	4,955	8,870	13,825
Vessel impairment and net loss on sale of vessels	352,546	—	352,546	—	58,034	58,034	1,864	—	1,864
Goodwill impairment charge	—	—	—	13,310	5,984	19,294	—	—	—
Other	917	272	1,189	143	410	553	(764)	574	(190)
Change in non-cash working capital items related to operating activities	(10,406)	(9,388)	(19,794)	2,202	(3,035)	(833)	(3,238)	1,277	(1,961)
Expenditures for dry docking	(7,003)	—	(7,003)	—	(3,197)	(3,197)	(6,190)	(3,121)	(9,311)

Net operating cash flow	30,136	(2,594)	27,542	55,105	(31,085)	24,020	58,391	11	58,402

FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	—	32,226	15,000	—	15,000	185,000	—	185,000
Repayments of long-term debt	(13,522)	—	(13,522)	(1,800)	—	(1,800)	(3,150)	—	(3,150)
Prepayment of long-term debt	(60,000)	—	(60,000)	(118,328)	—	(118,328)	(33,050)	—	(33,050)
Proceeds from long-term debt of Dropdown Predecessor	—	2,312	2,312	—	269,874	269,874	37,222	18,382	55,604
Repayment of long-term debt of Dropdown Predecessor	—	(10,372)	(10,372)	—	(18,567)	(18,567)	—	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	—	(15,000)	(15,000)	—	—	—	(306,169)	132,705	(173,464)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation	—	—	—	—	—	—	(244,185)	—	(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)	—	(9,509)	—	—	—	—	—	—
Equity contribution from Teekay Corporation	(221)	9,728	9,507	—	69,169	69,169	128,900	(164,591)	(35,691)
Net advances from (to) affiliates	—	16,913	16,913	—	(287,101)	(287,101)	127,982	40,233	168,215
Proceeds from issuance of Class A common stocks	69,000	—	69,000	112,054	—	112,054	211,978	—	211,978
Share issuance costs	(3,229)	—	(3,229)	(4,949)	—	(4,949)	(9,395)	—	(9,395)
Cash dividends paid	(32,231)	—	(32,231)	(51,358)	—	(51,358)	(55,244)	—	(55,244)

Net financing cash flow	(17,486)	3,581	(13,905)	(49,381)	33,375	(16,006)	39,889	8,162	48,051

INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	—	—	—	—	—	—	35,396	—	35,396
Expenditures for vessels and equipment	(2,189)	(329)	(2,518)	(2,315)	(2,022)	(4,337)	(6,253)	(5,734)	(11,987)
Advances to joint venture	—	—	—	—	—	—	(9,830)	—	(9,830)
Investment in joint venture	(3,344)	—	(3,344)	—	—	—	—	—	—
Investment in term loans	—	—	—	—	—	—	(115,575)	—	(115,575)

Net investing cash flow	(5,533)	(329)	(5,862)	(2,315)	(2,022)	(4,337)	(96,262)	(5,734)	(101,996)

Cash and cash equivalent:
Increase in cash and cash equivalent	7,117	658	7,775	3,409	268	3,677	2,018	2,439	4,457
Cash and cash equivalent, beginning of the year	15,859	2,707	18,566	12,450	2,439	14,889	10,432	—	10,432

Cash and cash equivalent, end of the year	22,976	3,365	26,341	15,859	2,707	18,566	12,450	2,439	14,889

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended						1 Months Ended						12 Months Ended
	Aug. 01, 2007 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	May 31, 2010	Apr. 30, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Dropdown Predecessor [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Dec. 31, 2010 Dropdown Predecessor [Member]	Jun. 30, 2012 Dropdown Predecessor [Member]	Jun. 30, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Vessel	Jun. 26, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Vessel	Jun. 15, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Vessel	Jun. 30, 2012 Dropdown Predecessor [Member] Teekay Corporation [Member] Class A [Member]	Jun. 30, 2012 Product tanker [Member] Teekay Corporation [Member] Vessel	Jun. 30, 2012 Conventional tankers [Member] Teekay Corporation [Member] Vessel	Dec. 31, 2010 Conventional Tanker [Member] Tanker
Business Acquisition [Line Items]
Business acquisition, purchase price components														Seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap
Aggregate purchase price					$ 107.5	$ 44.5	$ 124.2						$ 454.2	$ 454.2
Assumption of outstanding debt														428.1
Number of vessels acquired	3													13	3	10		6	7	5
Business acquisition, number of shares issued																	4.5
Business acquisition, cash paid														1.1
Business acquisition, purchase price fair value																	25
Business acquisition of Class A common share value, per share																	$ 5.6
Business acquisition, purchase price fair value														18.3
Business acquisition, price per share														$ 4.11
Business acquisition, delta between stock fair value and agreed price														6.7
Business acquisition, assumed working capital														8.4
Business acquisition, assumed debt obligations recorded on a pushed down basis														106.9
Decrease in the Company's net income due to the common control exchanges										9.2	104	38.7
Increase in the Company's revenue due to the common control exchanges										42.2	94.1	123.9
General and administrative expenses due to the common control exchanges										2.6	7.5	10.2
Debt recorded for Dropdown Predecessor											108.7
Interest expense due to the common control exchanges										11.7	36.4	45.9
Investment in a joint venture		50.00%
Useful life of vessels		25 years
Depreciation of vessels and equipments excluding amortization of dry-docking expenditures		$ 63.4	$ 65.8	$ 69
Period to dry dock								2 years 6 months	5 years

Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Financing Receivable
Loan to joint venture	$ 9,830	$ 9,830
Total financing receivable	129,215	128,428
Performing [Member] | Collateral [Member]
Class of Financing Receivable
Investment in term loans and interest receivable	119,385	118,598
Performing [Member] | Other internal metrics [Member]
Class of Financing Receivable
Loan to joint venture	$ 9,830	$ 9,830

Summary of Significant Accounting Policies - Summary of Financing Receivables (Parenthetical) (Detail)	Jul. 31, 2010 MortgageLoan	Dec. 31, 2012 Subsequent Event [Member] Vessel
Financing Receivable, Recorded Investment [Line Items]
Number of vessels held as collateral	2	2

Summary of Significant Accounting Policies - Summarized Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	$ 1,310,496
Cost incurred for dry docking	7,003	3,197	9,311
Balance at the end of the year	885,992	1,310,496
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	20,945	26,406	28,143
Cost incurred for dry docking	7,003	3,197	9,311
Dry dock amortization	(8,959)	(8,658)	(8,254)
Vessel sales/held for sale (note 18)	(317)		(2,794)
Balance at the end of the year	$ 18,672	$ 20,945	$ 26,406

Public Offerings - Summary of Issuances of Common Shares (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Feb. 28, 2011	Oct. 31, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Public Offering [Line Items]
Number of Common Shares Issued	4,464,286	17,250,000	9,890,000	8,595,000	11,391,744
Gross Proceeds	$ 18,348	$ 69,000	$ 112,054	$ 104,429	$ 139,549
Net Proceeds	$ 18,348	$ 68,531	$ 107,105	$ 99,663	$ 134,920	$ 69,000	$ 112,054	$ 211,978
Teekay Corporation's Ownership After the Offering	24.60%	20.40%	26.00%	31.00%	37.10%
Offering Price Per Share	$ 4.11	$ 4	$ 11.33	$ 12.15	$ 12.25

Public Offerings - Summary of Issuances of Common Shares (Parenthetical) (Detail) (Class A [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	May 31, 2010
Class A [Member]
Public Offering [Line Items]
Business acquisition for Issuance Of Class A common shares	2.6
Business acquisition of Class A common share value	$ 32	$ 25	$ 102.9

Business Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of revenue	10.00%
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk to affiliates of parent company	83.00%

Business Operations - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ConocoPhillips [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer	$ 31.8	$ 33.1	$ 42
Statoil ASA [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer	27.3	23.7
Hyundai Merchant Marine Co. Ltd. [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer		22.5
Petroleo Brasileiro S.A. [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer			27.5
Valero Energy Corporation [Member]
Concentration Risk [Line Items]
Revenue of Significant Customer			$ 23.9

Business Operations - Revenues and Percentage of Consolidated Revenues (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Minimum [Member] Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration of credit risk to affiliates of parent company	10.00%	10.00%

Investment in Term Loans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2010 MortgageLoan	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Principal amount outstanding of term loan	$ 115,000,000
Total amount of the term loan including costs of acquisition	(115,575,000)		(115,575,000)
Interest rate on term loan	9.00%
Investment yield	10.00%
Interest receivable on investment in term loans		1,565,000		1,754,000
Repayment premium on loans outstanding	3.00%
Repayment premium included in principal balance		2,700,000		1,500,000
Investment in term loans		$ 115,600,000
Number of 2010-built VLCC collateralized for loans	2

Investment in Joint Venture - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Teekay Tankers and Wah Kwong Joint Venture [Member] Installment	Sep. 30, 2010 Teekay Tankers and Wah Kwong Joint Venture [Member]	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2012 Historical Teekay Tankers [Member]	Sep. 30, 2010 Historical Teekay Tankers [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture arrangement			50.00%		50.00%
Estimated purchase price of building constructed by VLCC				$ 98,000,000			$ 49,000,000
Percentage of ownership in joint venture arrangement	50.00%						50.00%
Remaining payments required to be made under this newbuilding contract in 2013			53,900,000
Loan amount drawn			19,600,000			3,200,000
Secured term loan maximum amount to be drawn			68,600,000
Quarterly installments loan			32
Secured term loan repayments			1,400,000
Balloon payment amount			22,600,000
Percentage Exposure to loan guarantee	50.00%
Finance for acquisition of VLCC by company and Wah Kwong agreed percentage			50.00%
Amount advanced to joint venture	$ 9,830,000	$ 9,830,000				$ 9,800,000

Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill impairment charge		$ 19,294
Suezmax tanker [Member]
Goodwill [Line Items]
Goodwill impairment charge		19,294
Suezmax tanker [Member] | Dropdown Predecessor [Member]
Goodwill [Line Items]
Goodwill impairment charge		$ 6,000

Accrued Liabilities - Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Voyage and vessel	$ 8,880	$ 5,727
Interest	4,078	4,313
Payroll and benefits to related parties	4,924	4,487
Accrued Liabilities	$ 17,882	$ 14,527

Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 735,701	$ 908,730
Current portion	(25,246)	(26,268)
Total	710,455	882,462
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	180,229	9,900
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Long-term debt	555,472	339,000
Dropdown Predecessor [Member]
Debt Instrument [Line Items]
Long-term debt		$ 559,830

Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended
	Aug. 01, 2007 Vessel	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facilities [Member] Vessel CreditFacility	Dec. 31, 2011 Revolving Credit Facilities [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2011 Revolving Credit Facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2011 Revolving Credit Facilities [Member] Maximum [Member]	Dec. 31, 2012 Secured Debt [Member] SecurityLoan Vessel	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2012 Secured Debt [Member] Minimum [Member]	Dec. 31, 2012 Secured Debt [Member] Maximum [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Dec. 31, 2012 Dropdown Predecessor [Member] Revolving Credit Facilities [Member] Vessel	Dec. 31, 2011 Dropdown Predecessor [Member] Revolving Credit Facilities [Member]	Dec. 31, 2011 Dropdown Predecessor [Member] Other Credit Facility [Member]
Debt Instrument [Line Items]
Number of debt instruments				3						3
Maximum borrowings available				$ 856,400,000
Undrawn amount of revolving credit facility				301,000,000
Percentage of margin						0.45%	0.50%	0.60%	0.60%			0.30%	1.00%
Amount reduced under revolving credit facilities, 2013				97,900,000
Amount reduced under revolving credit facilities, 2014				97,900,000
Amount reduced under revolving credit facilities, 2015				124,800,000
Amount reduced under revolving credit facilities, 2016				93,100,000
Amount reduced under revolving credit facilities, 2017				413,800,000
Amount reduced under revolving credit facilities, thereafter				28,900,000
Number of first priority mortgages granted on vessels as debt collateral				22						6
Minimum hull coverage ratio				105.00%						115.00%
Actual hull coverage ratio				113.20%								128.40%	284.00%
Amount of liquidity and undrawn revolving credit line				35,000,000
Liquidity and undrawn revolving credit line as percentage of debt				5.00%
Maintain the greater of free cash liquidity for revolving credit facility				100,000,000						100,000,000
Minimum percentage to maintaining revolving credit facility				7.50%						7.50%
Long-term debt		735,701,000	908,730,000	555,472,000	339,000,000					180,229,000	9,900,000			559,800,000		451,200,000	108,700,000
Term loan fixed interest rate												4.06%	4.90%
Number of vessels	3														13
Interest at a weighted-average fixed rate		1.20%	2.20%
Amount reduced under revolving credit facility in first year		25,200,000
Amount reduced under revolving credit facility in second year		25,200,000
Amount reduced under revolving credit facility in third year		52,200,000
Amount reduced under revolving credit facility in fourth year		91,600,000
Amount reduced under revolving credit facility in five year		433,300,000
Amount reduced under revolving credit facility in fifth year and thereafter		$ 108,200,000

Derivative Instruments - Additional Information (Detail) (Interest rate swap [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap [Member]
Derivative [Line Items]
Interest rate swaps realized losses	$ 9.5	$ 39	$ 14.9
Interest rate swaps unrealized gains (loss)	$ 1.6	$ 11.2	$ (13.8)

Derivative Instruments - Summary of Derivative Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(13,100)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	3 years 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	100,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(20,328)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	4 years 9 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	5.55%
U.S. Dollar-denominated interest rate swap 3 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3M
U.S. Dollar-denominated interest rate swap, Principal Amount	45,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	$ (203)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	6 months
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	1.19%

Derivative Instruments - Summary of Derivative Positions (Parenthetical) (Detail)	Dec. 31, 2012
Minimum [Member]
Derivative [Line Items]
Margin on variable-rate debt	0.30%
Maximum [Member]
Derivative [Line Items]
Margin on variable-rate debt	1.00%

Other Long-Term Liabilities - Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Long-term Debt [Abstract]
Balance at January 1,	$ 5,449	$ 5,073	$ 4,102
Freight tax (recovery) expense	(692)	376	971
Balance at December 31,	$ 4,757	$ 5,449	$ 5,073

Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 26,341	$ 18,566	$ 14,889	$ 10,432
Loan to joint venture	9,830	9,830
Long-term debt, including current portion	(735,701)	(908,730)
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	26,341	18,566
Carrying Amount Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(33,631)	(37,597)
Carrying Amount Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loan to joint venture	9,830	9,830
Carrying Amount Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	252,068	67,893
Vessel held for sale	9,114
Long-term debt, including current portion	(735,701)	(908,730)
Carrying Amount Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable	119,385	118,598
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	26,341	18,566
Fair Value Asset/ (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest rate swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(33,631)	(37,597)
Fair Value Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels and equipment	252,068	67,893
Vessel held for sale	9,114
Long-term debt, including current portion	(648,724)	(811,617)
Fair Value Asset/ (Liability) [Member] | Fair Value, Measurements, Non-recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment in term loans and interest receivable	$ 117,784	$ 120,222

Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Feb. 28, 2011	Oct. 31, 2010	Apr. 30, 2010	Dec. 31, 2012 Class B [Member]	Dec. 31, 2011 Class B [Member]	Dec. 31, 2012 Class A [Member]	Dec. 31, 2011 Class A [Member]	Dec. 31, 2010 Class A [Member]	Dec. 31, 2012 Class A [Member] 2007 Long-Term Incentive Plan [Member]	Dec. 31, 2011 Class A [Member] 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock, shares authorized	300,000,000			300,000,000				100,000,000		200,000,000
Common stock, par value								$ 0.01		$ 0.01
Voting rights per share								Five votes per share		One vote per share
Maximum percentage of voting power								49.00%
Common stock, shares issued		4,464,286,000	17,250,000,000		9,890,000,000	8,595,000,000	11,391,744,000	12,500,000	12,500,000	71,100,000	49,400,000
Common stock, shares outstanding								12,500,000	12,500,000	71,100,000	49,400,000
Common Stock, Conversion Basis	Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer
Common stock conversion feature								In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Common stock, shares reserved for issuance upon awards to be granted													1,000,000	1,000,000
Common stock, shares reserved for issuance to non-management Directors										82,573	30,596	19,371
Common stock granted and delivered										173,971	91,398	60,802
Share-based compensation expense recorded in general and administrative expenses										$ 0.4	$ 0.3	$ 0.2

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended											1 Months Ended				1 Months Ended
	Nov. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Asset Management [Member]	Dec. 31, 2011 Asset Management [Member]	Dec. 31, 2012 Pool Managers [Member]	Dec. 31, 2011 Pool Managers [Member]	Jun. 30, 2012 Dropdown Predecessor [Member] Tanker	Apr. 30, 2010 Class A [Member]	Jun. 30, 2012 Class A [Member]	Apr. 30, 2012 Class A [Member]	May 31, 2010 Class A [Member]	Apr. 30, 2010 Private Placement [Member] Class A [Member]
Related Party Transaction [Line Items]
Acquisition cost of vessels	$ 107,500,000	$ 124,200,000				$ 44,500,000							$ 454,200,000
Number of Tankers													13
Excess of book value over purchase price of vessels	6,100,000	35,400,000
Prepayment of long term debt of Dropdown Predecessor	77,900,000	183,900,000	15,000,000		173,464,000
Net proceeds from offering of common shares															25,000,000	32,000,000	102,900,000	32,000,000
Number of common shares in public offering														8,800,000				2,600,000
Reimbursement of Manager's crewing and manning costs									4,900,000	4,500,000
Working capital advanced to Pool Managers			24,787,000	166,346,000							16,600,000	5,400,000
Reimbursement of strategic management fee			2,900,000	1,700,000	1,000,000
Minimum threshold for payment of performance fee to Manager			$ 3.2
Percentage of performance fee payable on Gross Cash Available for Distribution			20.00%
Reserves for dry-docking and capital upgrades			11,000,000	6,400,000	4,800,000
Reserve for loan principal repayment			10,900,000	1,800,000	3,200,000
Percentage of commercial services fee			1.25%
Fixed amount of management fee chargeable per vessel payable per day							275	350
Pool receivable from affiliates			$ 9,101,000	$ 4,360,000

Related Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Time charter revenues	$ 197,429	$ 215,072	$ 240,350
Vessel operating expenses	89,215	84,089	81,650
General and administrative	14,930	16,125	16,620
Interest expense	20,009	40,539	51,140
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Time charter revenues	14,604	3,873	6,872
Pool management fees and commissions	3,565	2,674	2,778
Commercial management fees	1,118	982	970
General and administrative	9,871	6,484	4,680
Dropdown Predecessor [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
General and administrative	2,567	7,516	10,163
Interest expense	11,660	36,354	45,924
Crew training [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	$ 2,870	$ 2,263	$ 1,858

Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Vessel	Dec. 31, 2011	Dec. 31, 2012 2013 [Member] Five time-charter [Member]	Dec. 31, 2012 2014 [Member] Five time-charter [Member]	Dec. 31, 2012 2015 [Member] Two time-charter [Member]	Dec. 31, 2012 2016 [Member] Two time-charter [Member]
Component of Operating Other Cost and Expense [Line Items]
Minimum commitment to be incurred by Company	$ 6.4
Minimum commitment to be incurred by Company 2014	0.1
Number of vessels operating under fixed-rate time charter contracts	14
Lease expiration year			Dec 31, 2013	Dec 31, 2014	Dec 31, 2015	Dec 31, 2016
Minimum scheduled future revenues to be received by Company	165.2
Minimum scheduled future revenues to be received by Company in current year	78.6
Minimum scheduled future revenues to be received by Company in second year	58.9
Minimum scheduled future revenues to be received by Company in third year	21.1
Minimum scheduled future revenues to be received by Company in fourth year	6.6
Carrying amount of vessels employed on operating leases	$ 455.9	$ 799.3

Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Accounts receivable and interest receivable	$ (3,317)	$ (808)	$ (3,061)
Pool receivables from affiliates	(4,741)	6,697	7,327
Due from affiliates	(12,177)	(253)	(9,287)
Prepaid expenses and other current assets	(3,147)	(1,409)	1,273
Accounts payable and accrued liabilities	2,337	(1,788)	(3,768)
Due to affiliates	(1,204)	(842)	5,841
Deferred revenue	855	(2,692)	(978)
Other	1,600	262	692
Change in non-cash working capital items related to operating activities	$ (19,794)	$ (833)	$ (1,961)

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Cash interest paid including realized losses on the interest rate swap agreements	$ 29.3	$ 79.1	$ 64.4
Interest rate swap [Member]
Supplemental Cash Flow Information [Abstract]
Realized losses on interest rate swap agreements	1.8	32.9	9.3
Dropdown Predecessor [Member]
Supplemental Cash Flow Information [Abstract]
Drawdowns (Repayments)	$ 108.7	$ (82.3)	$ 171.4

Earnings Per Share - Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Loss) earnings per common share:
Net loss	$ (370,181)	$ (113,075)	$ (23,142)
Net loss attributable to the Dropdown Predecessor	9,163	104,010	38,704
Net (loss) income available for common stockholders	$ (361,018)	$ (9,065)	$ 15,562
Weighted-average number of common shares	79,539,605	60,770,525	42,330,038
Common shares and common share equivalents outstanding at the end of year	83,591,030	61,876,744	51,986,744
Basic and diluted	$ (4.54)	$ (0.15)	$ 0.37

Vessel Sales and Impairments - Additional Information (Detail) (USD $)	12 Months Ended							3 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aframax tanker [Member] Vessel	Dec. 31, 2012 Suezmax tanker [Member] Vessel	Dec. 31, 2012 Product tanker [Member] Vessel	Dec. 31, 2011 Product tanker [Member] Vessel	Apr. 30, 2010 Falster Spirit [Member] Aframax tanker [Member]	Aug. 31, 2010 Sotra Spirit [Member] Aframax tanker [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel impairment and net loss on sale of vessels	$ 352,546,000	$ 58,034,000	$ 1,864,000	$ 44,500,000	$ 305,600,000	$ 2,400,000	$ 58,034,000
Number of vessels written down to their estimated fair values				4	7	1	3
Number of tankers held for sale				1
Number of vessels sold				2
Proceeds from sale of tankers			35,396,000					17,300,000	17,200,000
Total net loss on sale of vessels				$ 1,900,000

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Apr. 30, 2013 Subsequent Event [Member] DWT Vessel	Jan. 31, 2013 Nassau Spirit [Member] Subsequent Event [Member]	Apr. 30, 2013 October 2013 [Member] Subsequent Event [Member] Vessel	Apr. 30, 2013 April 2014 [Member] Subsequent Event [Member] Vessel	Apr. 30, 2013 October 2014 [Member] Subsequent Event [Member] Vessel
Subsequent Event [Line Items]
Proceeds from sale of property plant and equipment		$ 35,396,000		$ 9,100,000
Weight capacity in dead-weight tonnes			113,000
Costs expected to be incurred for each product tanker newbuilding			$ 47,000,000
Number of vessels under construction as per STX agreement			4
Number of additional vessels to be constructed as per STX agreement			12
Options for additional vessels exercisable during the specified period as per STX agreement					4	4	4

2012 Acquired Business - Condensed Combined Statement of Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Time Charter Revenues	$ 123,364	$ 155,591	$ 157,595
Net Pool Revenues	62,328	48,158	74,587
Voyage charter revenues	238		2,871
Interest income from investments	11,499	11,323	5,297
Total revenues	197,429	215,072	240,350
OPERATING EXPENSES
Voyage expenses	4,618	3,449	5,301
Vessel operating expenses	89,215	84,089	81,650
Time-charter hire expense	3,950	4,046
Depreciation and amortization	72,365	74,482	77,317
General and administrative	14,930	16,125	16,620
Vessel impairments and net loss on sale of vessels	352,546	58,034	1,864
Goodwill impairment		19,294
Total operating expenses	537,624	259,519	182,752
(Loss) income from operations	(340,195)	(44,447)	57,598
OTHER ITEMS
Interest expense	(20,009)	(40,539)	(51,140)
Interest income	50	71	100
Realized and unrealized loss on derivative instruments	(7,963)	(27,783)	(28,684)
Other (expense) / income	(2,064)	(377)	(1,016)
Total other items	(29,986)	(68,628)	(80,740)
Net (loss) income	(370,181)	(113,075)	(23,142)
Historical Teekay Tankers [Member]
REVENUES
Time Charter Revenues	89,847	78,780	86,244
Net Pool Revenues	53,617	30,894	47,914
Voyage charter revenues	238		24
Interest income from investments	11,499	11,323	5,297
Total revenues	155,201	120,997	139,479
OPERATING EXPENSES
Voyage expenses	4,369	2,697	2,544
Vessel operating expenses	69,811	42,056	44,453
Time-charter hire expense	3,950	4,046
Depreciation and amortization	58,868	43,185	45,455
General and administrative	12,364	8,609	9,789
Vessel impairments and net loss on sale of vessels	352,546		1,864
Goodwill impairment		13,310
Total operating expenses	501,908	113,903	104,105
(Loss) income from operations	(346,707)	7,094	35,374
OTHER ITEMS
Interest expense	(8,351)	(4,185)	(7,513)
Interest income	48	57	97
Realized and unrealized loss on derivative instruments	(3,992)	(11,444)	(10,536)
Other (expense) / income	(2,016)	(587)	(1,113)
Total other items	(14,311)	(16,159)	(19,065)
Net (loss) income	(361,018)	(9,065)	16,309
2012 Acquired Business [Member]
REVENUES
Time Charter Revenues	33,517	76,811	71,351
Net Pool Revenues	8,711	17,264	26,673
Voyage charter revenues			2,847
Total revenues	42,228	94,075	100,871
OPERATING EXPENSES
Voyage expenses	249	752	2,757
Vessel operating expenses	19,404	42,033	37,197
Depreciation and amortization	13,497	31,297	31,862
General and administrative	2,566	7,516	6,831
Vessel impairments and net loss on sale of vessels		58,034
Goodwill impairment		5,984
Total operating expenses	35,716	145,616	78,647
(Loss) income from operations	6,512	(51,541)	22,224
OTHER ITEMS
Interest expense	(11,658)	(36,354)	(43,627)
Interest income	2	14	3
Realized and unrealized loss on derivative instruments	(3,971)	(16,339)	(18,148)
Other (expense) / income	(48)	210	97
Total other items	(15,675)	(52,469)	(61,675)
Net (loss) income	$ (9,163)	$ (104,010)	$ (39,451)

2012 Acquired Business - Condensed Combined Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 26,341	$ 18,566
Pool receivables from affiliates, net	9,101	4,360
Accounts receivable	4,523	2,185
Interest receivable on investment in term loans	1,565	1,754
Due from Affiliates	24,787	166,346
Prepaid expenses	9,714	6,259
Other current assets		308
Total current assets	202,965	199,778
Vessels and equipment at cost, less accumulated depreciation	885,992	1,310,496
Investment in term loans		116,844
Loan to joint venture	9,830	9,830
Other non-current assets	6,869	4,521
Total assets	1,105,656	1,641,469
Current
Accounts payable	3,346	4,364
Accrued liabilities	17,882	14,527
Current portion of long-term debt	25,246	26,268
Current portion of derivative instruments	7,200	6,652
Deferred revenue	4,564	3,709
Due to affiliates	3,592	91,200
Other current liabilities		115
Total current liabilities	61,830	146,835
Long-term debt	710,455	882,462
Derivative instruments	26,431	28,559
Other long-term liabilities	4,757	5,449	5,073	4,102
Total liabilities	803,473	1,063,305
Equity
Common stock and additional paid-in capital	672,560	588,441
Accumulated deficit	(370,377)	(99,070)
Dropdown predecessor equity		88,793
Total equity	302,183	578,164
Total liabilities and equity	1,105,656	1,641,469
Historical Teekay Tankers [Member]
Current
Cash and cash equivalents		15,859
Pool receivables from affiliates, net		2,664
Accounts receivable		157
Interest receivable on investment in term loans		1,754
Due from Affiliates		12,610
Prepaid expenses		3,395
Other current assets		308
Total current assets		36,747
Vessels and equipment at cost, less accumulated depreciation		716,567
Investment in term loans		116,844
Loan to joint venture		9,830
Other non-current assets		1,938
Total assets		881,926
Current
Accounts payable		1,935
Accrued liabilities		7,423
Current portion of long-term debt		1,800
Current portion of derivative instruments		4,027
Deferred revenue		1,777
Due to affiliates		4,999
Other current liabilities		115
Total current liabilities		22,076
Long-term debt		347,100
Derivative instruments		20,151
Other long-term liabilities		3,228
Total liabilities		392,555
Equity
Common stock and additional paid-in capital		588,441
Accumulated deficit		(99,070)
Total equity		489,371
Total liabilities and equity		881,926
2012 Acquired Business [Member]
Current
Cash and cash equivalents		2,707
Pool receivables from affiliates, net		1,696
Accounts receivable		2,028
Due from Affiliates		153,736
Prepaid expenses		2,864
Total current assets		163,031
Vessels and equipment at cost, less accumulated depreciation		593,929
Other non-current assets		2,583
Total assets		759,543
Current
Accounts payable		2,429
Accrued liabilities		7,104
Current portion of long-term debt		24,468
Current portion of derivative instruments		2,625
Deferred revenue		1,932
Due to affiliates		86,201
Total current liabilities		124,759
Long-term debt		535,362
Derivative instruments		8,408
Other long-term liabilities		2,221
Total liabilities		670,750
Equity
Dropdown predecessor equity		88,793
Total equity		88,793
Total liabilities and equity		$ 759,543

2012 Acquired Business - Condensed Combined Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (370,181)	$ (113,075)	$ (23,142)
Non-cash items:
Depreciation and amortization	72,365	74,482	77,317
Unrealized (gain) loss on derivative instruments	(1,580)	(11,238)	13,825
Vessel impairment and net loss on sale of vessels	352,546	58,034	1,864
Goodwill impairment charge		19,294
Other	1,189	553	(190)
Change in non-cash working capital items related to operating activities	(19,794)	(833)	(1,961)
Expenditures for dry docking	(7,003)	(3,197)	(9,311)
Net operating cash flow	27,542	24,020	58,402
FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	15,000	185,000
Repayments of long-term debt	(13,522)	(1,800)	(3,150)
Prepayment of long-term debt	(60,000)	(118,328)	(33,050)
Proceeds from long-term debt of Dropdown Predecessor	2,312	269,874	55,604
Repayment of long-term debt of Dropdown Predecessor	(10,372)	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	(15,000)		(173,464)
Acquisition of Helga Spirit LLC Yamuna Spirit LLC, Kaveri Spirit LLC Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation			(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)
Equity contribution from Teekay Corporation	9,507	69,169	(35,691)
Net advances from (to) affiliates	16,913	(287,101)	168,215
Proceeds from issuance of Class A common stocks	69,000	112,054	211,978
Share issuance costs	(3,229)	(4,949)	(9,395)
Cash dividends paid	(32,231)	(51,358)	(55,244)
Net financing cash flow	(13,905)	(16,006)	48,051
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment			35,396
Expenditures for vessels and equipment	(2,518)	(4,337)	(11,987)
Advances to joint venture			(9,830)
Investment in joint venture	(3,344)
Investment in term loans			(115,575)
Net investing cash flow	(5,862)	(4,337)	(101,996)
Cash and cash equivalent:
Increase in cash and cash equivalent	7,775	3,677	4,457
Cash and cash equivalents, beginning of the year	18,566	14,889	10,432
Cash and cash equivalents, end of the year	26,341	18,566	14,889
Historical Teekay Tankers [Member]
OPERATING ACTIVITIES
Net (loss) income	(361,018)	(9,065)	16,309
Non-cash items:
Depreciation and amortization	58,868	43,185	45,455
Unrealized (gain) loss on derivative instruments	(3,768)	5,330	4,955
Vessel impairment and net loss on sale of vessels	352,546		1,864
Goodwill impairment charge		13,310
Other	917	143	(764)
Change in non-cash working capital items related to operating activities	(10,406)	2,202	(3,238)
Expenditures for dry docking	(7,003)		(6,190)
Net operating cash flow	30,136	55,105	58,391
FINANCING ACTIVITIES
Proceeds from long-term debt	32,226	15,000	185,000
Repayments of long-term debt	(13,522)	(1,800)	(3,150)
Prepayment of long-term debt	(60,000)	(118,328)	(33,050)
Proceeds from long-term debt of Dropdown Predecessor			37,222
Prepayment of long-term debt of Dropdown Predecessor			(306,169)
Acquisition of Helga Spirit LLC Yamuna Spirit LLC, Kaveri Spirit LLC Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation			(244,185)
Acquisition of 13 vessels from Teekay Corporation	(9,509)
Equity contribution from Teekay Corporation	(221)		128,900
Net advances from (to) affiliates			127,982
Proceeds from issuance of Class A common stocks	69,000	112,054	211,978
Share issuance costs	(3,229)	(4,949)	(9,395)
Cash dividends paid	(32,231)	(51,358)	(55,244)
Net financing cash flow	(17,486)	(49,381)	39,889
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment			35,396
Expenditures for vessels and equipment	(2,189)	(2,315)	(6,253)
Advances to joint venture			(9,830)
Investment in joint venture	(3,344)
Investment in term loans			(115,575)
Net investing cash flow	(5,533)	(2,315)	(96,262)
Cash and cash equivalent:
Increase in cash and cash equivalent	7,117	3,409	2,018
Cash and cash equivalents, beginning of the year	15,859	12,450	10,432
Cash and cash equivalents, end of the year	22,976	15,859	12,450
2012 Acquired Business [Member]
OPERATING ACTIVITIES
Net (loss) income	(9,163)	(104,010)	(39,451)
Non-cash items:
Depreciation and amortization	13,497	31,297	31,862
Unrealized (gain) loss on derivative instruments	2,188	(16,568)	8,870
Vessel impairment and net loss on sale of vessels		58,034
Goodwill impairment charge		5,984
Other	272	410	574
Change in non-cash working capital items related to operating activities	(9,388)	(3,035)	1,277
Expenditures for dry docking		(3,197)	(3,121)
Net operating cash flow	(2,594)	(31,085)	11
FINANCING ACTIVITIES
Proceeds from long-term debt of Dropdown Predecessor	2,312	269,874	18,382
Repayment of long-term debt of Dropdown Predecessor	(10,372)	(18,567)	(18,567)
Prepayment of long-term debt of Dropdown Predecessor	(15,000)		132,705
Acquisition of Helga Spirit LLC Yamuna Spirit LLC, Kaveri Spirit LLC Esther Spirit LLC, Iskmati Spirit LLC from Teekay Corporation
Equity contribution from Teekay Corporation	9,728	69,169	(164,591)
Net advances from (to) affiliates	16,913	(287,101)	40,233
Net financing cash flow	3,581	33,375	8,162
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment
Expenditures for vessels and equipment	(329)	(2,022)	(5,734)
Advances to joint venture
Net investing cash flow	(329)	(2,022)	(5,734)
Cash and cash equivalent:
Increase in cash and cash equivalent	658	268	2,439
Cash and cash equivalents, beginning of the year	2,707	2,439
Cash and cash equivalents, end of the year	$ 3,365	$ 2,707	$ 2,439